Risk management	12 Months Ended
Dec. 31, 2021
Risk management [abstract]
Risk management
Risk governance (*)
Effective risk management requires firm-wide risk governance. ING’s risk and control structure is based on the
‘three lines of defence’ governance model. Each line has a specific role and defined responsibilities,

with the
execution of tasks being distinct from the control of these same tasks. The three lines work closely together to identify, assess, and mitigate risks.

This governance framework is designed in such a way that risk is managed in line with the risk appetite approved
by the Management Board Banking (MBB), the Executive Board (EB) and the

Supervisory Board (SB); and this
approach is cascaded throughout ING. The MBB is composed of the EB of ING Group, the heads of the business
lines, the chief technology officer (CTO) and the chief operations and transformations officer (COO).
The heads of ING’s banking business and support functions and the heads of the country units, or their delegates,
are the first line of defence. They have primary ownership, and accountability and responsibility for assessing, controlling and mitigating all financial and non-financial risks affecting their businesses, as well as for the
completeness and accuracy of the financial statements and risk reports with respect to their responsible areas.
The CTO is responsible and accountable for proper security and controls on global applications and IT platforms servicing the bank and implementing proper processes.
The second line of defence consists of oversight and specialised functions in risk management and compliance.
They (i) have co-responsibility for risk management, through articulating and translating the risk appetite into methodologies and policies to support and monitor business

management's control of risk, (ii) objectively
challenge risk management execution and control processes and coordinate the reporting of risks and controls by the first line of defence, (iii) advise management on risk management and compliance and have decision-making
power in relation to business activities that are judged to present unacceptable risks to ING and (iv) can set minimum requirements in terms of quality and quantity of global resourcing in the risk management and
compliance functions.
The internal audit function forms the third line of defence. It provides independent assurance to the Audit
Committee (part of the SB), the EB and the MBB on

the quality and effectiveness of ING’s internal control, risk management, governance and implemented systems and processes in both the first and second lines of defence.
To protect

its independent nature, decisions regarding the appointment, re-appointment or dismissal from office as well as the remuneration package of the head of the internal audit function require SB approval.
Board-level risk oversight (*)
ING has a two-tier board structure consisting of a management board (EB for ING Group and MBB for ING Bank),
and an SB; both tiers play an important role in managing and monitoring the risk management framework.
◾
The SB is for risk management purposes advised mainly by the

Risk Committee, which assists and advises
in monitoring the risk profile and approving the overarching risk appetite of the company as well as the
structure and effective operation of the internal risk management and control systems.

◾
The EB is responsible for managing risks associated with all activities of ING

Group, whereas the MBB is
responsible for managing risks associated with all activities of ING Bank.

The EB and MBB responsibilities
include ensuring that internal risk management and control systems are effective and that ING Group and ING Bank comply with relevant legislation and regulations. On a regular basis,

the EB and MBB
report on these issues and discuss the internal risk management and control systems with the SB. On a
quarterly basis, the EB and MBB report on ING’s risk profile versus its risk appetite to the Risk
Committee, explaining changes in the risk profile.
As a member of the EB and the MBB, the CRO is responsible

for ensuring that risk management issues are heard
and discussed at the highest level. The CRO steers a risk organisation both at head-office and business-unit levels, which participates in commercial decision-making, bringing

countervailing power to keep the risk profile within
the agreed risk tolerance. The CRO reports to the SB risk committee on ING’s risk appetite levels and on ING’s risk profile at least quarterly. In addition, the CRO briefs them on developments in internal and external risk-related issues and seeks to ensure they understand specific risk concepts.

Executive level (*)
The key risk committees described below act within the overall risk policy and delegated authorities granted by the MBB:
◾ Global Credit and Trading Policy Committee (GCTP) discusses and approves policies, methodologies, and procedures related to credit, trading, country, and reputation (i.e. environmental and social risk or ESR)
risks. The GCTP meets monthly. After the MBB and the GCTP, the Credit and Trading

Risk Committee
(CTRC) is the highest level body authorised to discuss and approve policies, methodologies,

and
procedures related to credit and trading risk.
◾
Global Credit Committee – Transaction Approval (GCC(TA))

discusses and approves transactions that
entail taking credit risk (including investment risk), country, legal, and environmental and social risk. The
GCC(TA) meets twice a week.
◾
Asset and Liability Committee Bank (ALCO Bank) discusses and steers, on a monthly basis,

the overall risk
profile of all ING Bank’s balance sheet and capital management risks. ALCO Bank discusses and approves policies, methodologies and procedures regarding solvency, market risk in the banking book and funding and liquidity risks.
◾
Non-Financial Risk Committee Bank (NFRC Bank) is accountable for the design and maintenance of the
Non-financial risk management framework including operational risk management, compliance and legal
policies, minimum standards, procedures and guidelines, development of tools, methods,

and key
parameters (including major changes) for risk identification, measurement, mitigating and monitoring/reporting. NFRC Bank meetings

are held at least quarterly.
◾
The Model Risk Management Committee (MoRMC) discusses

and steers, on a monthly basis, the overall
model strategy. MoRMC discusses and approves policies and methodologies related to model risk management.
◾ Climate Change Committee (CCC) is responsible for mandating processes for identifying and managing climate-related risks and opportunities, guiding climate-related policies, strategy, objective-setting and performance monitoring. Further, it is responsible for monitoring and overseeing progress on relevant goals and targets. The CCC meets six times a year.
Regional and business unit level (*)
ING’s regional and/or business unit management have primary responsibility for the management of risks (credit, market, funding and liquidity, operational, IT,

compliance and model) that arise in their daily

operations. They are
accountable for the implementation and execution of appropriate risk frameworks affecting their businesses in compliance with procedures and processes at the corporate level. Where necessary, the implementation is adapted to local requirements.
The regional and/or business unit (BU) CROs are involved in these activities. The local (regional and BU) CRO is
responsible for the analysis, monitoring and management of risks across the whole value chain (from front to
back office). The local risks are discussed in local risk committees that roll up to the key risk committees at executive level. Local Client Integrity Risk Committees (CIRCs) assess client integrity risk and they have a final decision on client acceptance or client off-boarding, from a risk-based perspective, in the areas of financial crime,
Foreign Account Tax Compliance Act (FATCA),

Common Reporting Standard (CRS) and ESR.
Organisational structure (*)
The Risk Management function consists of corporate risk departments headed by

General Managers directly
reporting to the CRO and regional/business unit CROs functionally reporting to the CRO. The corporate risk
departments support the CRO to set the Bank's risk appetite, develop the corporate policies, rules and global
procedures and infrastructures.

In 2021, the CRO for ING in Germany started to report functionally to the Group CRO, instead of the CRO C&G, seen the importance of the German market. The following organisation chart illustrates the reporting lines in
2021 for the risk management organisation:
The banking industry has been re-assessing the business

environment it operates in and the pandemic has
accelerated a number of trends, which have an impact on the types of risks we manage as a bank. Consequently,
ING has reviewed its risk organisational structure, looking to improve governance with a more holistic and integrated approach towards risk management by strengthening group risk steering and further simplification and automation of processes.

With the strategic review of the risk organisational structure, that will start as of March 2022, the following corporate departments will be created:
● ‘Credit risk’

will set the credit risk strategy for ING and will ensure credit risk and credit restructuring will be managed from an overarching

point of view, rather than per business line.
● ‘Integrated risk’

will have central ownership on bank-wide risk topics that are not exclusively related to one risk type, in order to ensure that a consistent approach and interdependencies between the various risk types are taken into account. The current Risk & Capital Integration department will move into
Integrated Risk, just as Model Development from Financial Risk and the Professional Practice Unit from
NFR. An Environment, Society & Governance Risk team will also be introduced.
● ‘Risk Culture & Behavioural risk’

will put risk culture on the agenda of the bank globally, provides a clear vision, aligned strategy and methodological approach in order to identify, assess and bring change with regards to how ING employees act on risks.
Risk policies, procedures and standards (*)
ING has a framework of risk management policies, procedures, and minimum standards in place to create
consistency throughout the organisation, and to define requirements that are binding for all business units. The
goal of the governance framework of the local business units is to align with

ING’s framework and to meet local
(regulatory) requirements. Senior management is responsible for the implementation of and adherence to policies, procedures and standards. Policies, procedures and standards are regularly reviewed and updated via the relevant risk committees to reflect changes in requirements, markets, products and practices.
Governance (*)
ING’s credit risk strategy is to maintain an internationally diversified loan and bond portfolio, while avoiding large risk concentrations. The emphasis is on managing business developments within the business lines by means of a
top-down risk appetite framework, which sets concentration limits for countries, individual clients, sectors, products, secondary risk (collateral/guarantees) and investment activities. The aim is to support relationship-
banking activities, while maintaining internal risk/reward guidelines and controls.
ING has organised support functions at two levels: Tier 1, operational unit level, and

Tier 2, head office level.
Credit risk is a Tier 1 level risk function within ING and

is part of the second line of defence. It is managed by
regional and/or business unit CROs. The CRO Wholesale Banking

(WB), CRO Challengers & Growth Markets
(C&G), CRO Netherlands, CRO Belux and CRO Germany focus on specific risks in the geographical and/or business
areas of their responsibilities. The Financial Risk department is a

Tier 2 level risk function, which is responsible for
the consolidated risk appetite setting, risk frameworks, model development and policies.

The credit risk function encompasses the following activities:
◾
Measuring, monitoring and managing credit risks in the

bank’s portfolio, including the measures taken
since the start of the Covid-19 crisis;
◾
Challenging and approving new and modified transactions

and borrower reviews;
◾
Managing the levels of provisioning and risk costs, and advising on impairments; and
◾ Providing consistent credit risk policies, systems and tools to manage the credit lifecycle of all activities.
Credit risk categories

(*)
Credit risk uses the following risk categories to differentiate between the different types of credit risk:

◾ Lending risk:

is the risk that the client (counterparty, corporate or individual) does not pay the principal, interest or fees on a loan when they are due, or on demand for letters of credit (LCs) and guarantees provided by ING.
◾ Investment risk : is the credit default and risk rating migration risk that is associated with ING’s investments in bonds, commercial paper, equities, securitisations, and other similar publicly traded securities. This can be viewed as the potential loss that ING may incur from holding a position in
underlying securities whose issuer's credit quality deteriorates or defaults. All investments in the banking book are classified in the investment risk category. The primary purpose of ING’s investments in the banking books is for liquidity management.
◾ Money market risk
: arises when ING places short-term deposits with

a counterparty in order to manage
excess liquidity. In the event of a counterparty default, ING may lose the deposit placed.
◾ Pre-settlement risk : arises when a client defaults on a transaction before settlement and ING must replace the contract by a trade with another counterparty at the then prevailing (possibly unfavourable)
market price. This credit risk category is associated with derivatives transactions (exchange-traded derivatives, over-the-counter (OTC) derivatives and securities financing transactions).

◾ Settlement risk : arises when there is an exchange of value (funds or instruments) and receipt from its counterparty is not verified or expected until after ING has given irrevocable instructions to pay or has paid or delivered its side of the trade. The risk is that ING delivers but does not receive delivery from its
counterparty. ING manages settlement risk in the same way as other credit risks by setting a risk limit per client. Due to the short-term nature (typically one day), ING does not hold provisions for settlement
risk. Although a relatively low risk, ING increasingly uses DVP (delivery versus payment) and safe
settlement payment techniques to reduce settlement risk.
For the reconciliation between credit risk outstandings categories and financial assets, refer to the table below:
Risk categories

ING’s main risks are described in the categories below. The chapters in the risk management section are based on how risks are managed internally. Operational and IT risk are part of the NFR chapter.
Overview of Risk Categories
Risk Categories

Sub-categories defined as:
Financial Risk
Solvency risk
The risk of lacking sufficient capital to

fulfil business objectives, regulatory requirements

or market expectations.

A bank that is completely insolvent is unable

to pay its debts and will be
forced into bankruptcy.
Credit risk
The risk of potential loss due to default by

ING’s debtors

(including bond issuers) or trading counterparties.

Market risk
The risk of potential loss due to adverse

movements in market variables.

Funding and liquidity risk
The risk that ING cannot meet financial liabilities when they become due at reasonable cost and

in a timely manner.
Non-Financial Risks
Operational risk
The risk of direct or indirect loss arising from inadequate

or failed internal processes, people and systems

or from external events.

Information (Technology)

risk
The risk of financial loss, regulatory sanction and/or

reputational damage due to ineffectively

utilising information, or inappropriately

protecting information.
Compliance risk
A threat posed to ING’s

standing resulting from failure

to act in line with applicable laws and regulations,

internal rules (including ING’s

Orange Code and global Code of Conduct) and/or
societal expectations.
Overarching Risks
ESG risk (including climate risk)
ESG is the risk that environmental,

social and governance issues stemming from the

banks clients result in reputational

damages and/or financial losses for ING. Climate

risk is the risk
that a financial loss will be incurred due to climate

change events, either through

physical risk (eg flooding) or transition

risk (eg solar energy instead of gas).
Business and strategy risk
The value or earnings loss due to business and strategic

decisions that do not materialise as planned. This risk can

be expressed in terms of volumes, margins,

expenses and fees and
commissions.
Model risk
The risk that the financial or reputational

position of ING is negatively impacted as a consequence

of the use of models. Model risk can arise from errors

in the development,
implementation, use or interpretation

of models, or from incomplete or wrong data

etc., leading to inaccurate,

noncompliant or misinterpreted

model outputs.
Credit risk appetite and concentration risk framework (*)
The credit risk appetite and concentration risk framework is designed to prevent undesired high levels of credit risk and credit concentrations within various levels of the ING portfolio. It is derived from the concepts of boundaries and instruments as described in the ING

Risk Appetite Framework.
Credit risk appetite is the maximum level of credit risk ING is willing to accept for growth and value creation. The
credit risk appetite is linked to the overall bank-wide risk appetite framework. The credit risk appetite is expressed in quantitative and qualitative measures. Having a credit risk appetite provides:
◾ Clarity about the credit risks that ING is prepared to assume, target setting and prudent risk management;
◾ Consistent communication to different stakeholders;
◾
Guidelines on how to align reporting and monitoring tools with the organisational structure and strategy;
and
◾ Alignment of business strategies and key performance indicators of business units with ING’s credit risk appetite through dynamic planning.
Credit risk appetite is set at different levels within ING and specifies the scope and focus of the credit risk which
ING takes,

and the composition of the credit portfolio, including its concentration and diversification objectives in relation to business lines, sectors and products. The introduction of climate risk via sectors is a first important step with the objective to promote ING’s Terra

approach, focusing on sectors’ necessary pathway to contribute to a low-carbon world and also mitigate potential climate and environmental risks to ING and its business environment.
The credit risk appetite and concentration risk framework is composed of:
◾ Country risk concentration
: Country risk is the risk that arises due to events in a specific country (or
group of countries). In order to manage the maximum country event loss ING is willing to accept,
boundaries are approved by the SB. The estimated level is correlated to the risk rating assigned to a given country.

Actual country limits are set by means of country instruments, which are reviewed
monthly and updated when needed. For countries with elevated levels of geopolitical or severe economic cycle risk, monitoring is performed on a more frequent basis with strict pipeline and exposure
management.
◾ Single name and industry sector concentration : ING has established a credit concentration risk framework to identify, measure and monitor single name concentration and industry sector concentration (systemic

risk). The same concept of boundaries and instruments

is applicable.

◾ Product and secondary risk concentration : ING has established a concentration framework to identify, measure and monitor product concentration and secondary risk.

◾ Scenarios and stress tests : Stress testing evaluates ING’s financial stability under severe, but plausible stress scenarios, and supports decision-making that assures ING remains a financially going concern even
after a severe event occurs. In addition to the bank-wide stress testing framework described above, ING performs sensitivity analyses regularly to assess portfolio risks and concentrations. These sensitivity analyses are consistent with the stress scenario established in the Group-wide credit risk appetite framework.

In light of Covid-19 ING incorporated pandemic specific scenarios for the stress tests to gain
insight into the potential effects of Covid-19 on the credit risk in the portfolios.
◾ Product approvals : The product approval and review process (PARP) assesses and manages risks associated with the introduction of new or modified products. It ensures that sound due diligence is
performed by relevant stakeholders and the relevant risks (credit, operational, compliance, etc.) are addressed appropriately.
◾ Strategy and risk appetite papers : These are detailed analyses of defined products and/or industries.
They identify the major risk drivers and mitigants, the internal business mandate, and propose the risk
(including business) parameters – and potentially the maximum product and/or portfolio limit -

to
support that business. A strategy and risk appetite paper is always prepared by the front office responsible for the internal business mandate and requires an approval from the designated approval authority. Strategy and risk appetite papers may also have geographical and/or business limitations (e.g.
local vs. global).
◾ Credit approval process : The purpose of the credit approval process is that individual transactions and the risk associated with these transactions are assessed on a name-by-name basis.

For each type of
client there is a dedicated process with credit risk managers specialised along the business lines of ING,
including the use of automated decision-making in certain

cases. The credit approval process is
supported by a risk rating system and exposure monitoring system. Risk ratings are used to indicate a client’s creditworthiness which translates into a probability of default. This is used as input to determine the maximum risk appetite that ING has for a given type of client (reference benchmark). The determination of the delegated authority (the amount that can be approved at various levels of the organisation) is a function of the risk rating of the client and ING’s credit risk exposure on the client.
Where necessary, underwriting standards have been reviewed and refined to limit the credit risk to portfolios particularly

sensitive to Covid-19.
Credit risk models (*)
Within ING, internal Basel-compliant models are used to determine probability of default (PD), exposure at default (EAD) and loss given default (LGD) for regulatory and economic capital purposes. These models also form the basis of ING’s IFRS 9 loan loss provisioning (see ‘IFRS 9 models’ below). Bank-wide, ING has implemented
approximately 100 credit risk models, for regulatory capital, economic capital and loan loss provisioning purposes.
There are two main types of PD, EAD and LGD models used throughout the Bank:
◾ Statistical models

are created where a large set of default or detailed loss data is available. They are characterised by sufficient data points to facilitate meaningful statistical estimation of the model parameters. The model parameters are estimated with statistical techniques based on the data set available;
◾ Hybrid models

contain characteristics of statistical models combined with knowledge and experience of experts from risk management and front-office staff, literature from rating agencies, supervisors and
academics. These models are especially appropriate for ‘low default portfolios’, where limited historical defaults exist.
Credit risk rating process

(*)
In principle, all risk ratings are based on a Risk Rating (PD) Model that complies with the minimum requirements
detailed in CRR/CRDIV, ECB Supervisory Rules and European Banking Authority (EBA) guidelines.

This concerns all
borrower types and segments.

ING’s PD rating models are based

on a 1-22 scale (1=highest rating; 22=lowest rating) referred to as the ‘Master scale’,

which roughly corresponds to the rating grades that are assigned by external rating agencies, such as
Standard & Poor’s, Moody’s and Fitch. For example, an ING rating of 1 corresponds to an S&P/Fitch rating of AAA and a Moody’s rating of Aaa; an ING rating of 2 corresponds to an S&P/Fitch rating of AA+ and a Moody’s rating of Aa1, and so on.

The 22 grades are composed of the following categories:
◾
Investment grade (risk rating 1-10);

◾ Non-investment grade (risk rating 11-17);
◾ Sub-standard (risk rating 18-19); and
◾ Non-performing (risk rating 20-22).
The first three categories (1-19) are risk ratings for performing loans. The ratings are calculated in IT systems with internally developed models based on manually or automatically fed data. Under certain conditions,

the outcome
of a manually fed model can be challenged through a rating appeal process. Risk ratings for non-performing loans
(NPL) (20-22) are set by the global or regional credit restructuring department.

For securitisation portfolios, the
external ratings of the tranche in which ING has invested are leading indicators.
Risk ratings assigned to clients are reviewed at least annually, with the performance of the underlying models monitored regularly. Some of these models are global in nature, such as those for large corporates, commercial banks, insurance companies, central governments, local governments, funds, fund managers, project finance and leveraged companies. Other models are more regional- or country-specific: there are PD models for small medium enterprise (SME) companies in Central Europe, the Netherlands, Belgium,

Luxembourg, as well as
residential mortgage and consumer loan models in the various retail markets.
Rating models for retail clients are predominantly statistically driven and automated, such that ratings can be updated on a monthly basis. Rating models for large corporates, institutions and banks include both statistical characteristics and manual input, with the ratings being manually updated at least annually. Since 2020, portfolios and clients most at risk of being affected by the pandemic were subject to more frequent (e.g.
quarterly) reviews.

After the introduction of IFRS9 in 2018 and introduction of the new definition of default (DoD) in 2020, we’re
now updating the credit models.
Credit risk portfolio (*)
ING’s credit exposure is mainly related to lending to individuals and businesses followed by investments in bonds and securitised assets, and money market. Loans to individuals are mainly mortgage loans secured by residential
property. Loans (including guarantees issued) to businesses are often collateralised, but may be unsecured based on the internal analysis of the borrower’s creditworthiness. Bonds in the investment portfolio are generally unsecured, but predominantly consist of bonds issued by central governments and EU and/or OECD based financial institutions. Secured bonds, such as mortgage-backed securities and asset-backed securities are secured
by the underlying diversified pool of assets (commercial or residential mortgages, car loans and/or other assets)
held by the securities issuer. For money market, exposure is mainly deposits to Central Banks. The last major credit risk source involves pre-settlement exposures which arise from trading activities, including derivatives, repurchase transactions and securities lending/borrowing

transactions. This is also commonly referred to as
counterparty credit risk.
Portfolio analysis per business line (*)
Outstandings per line of business (*) 1, 2, 3
in EUR million Wholesale Banking Retail Benelux
Retail Challengers &
Growth Markets
Corporate Line Total
Rating class 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Investment grade
1 (AAA) 81,615 74,735 331 357 27,089 34,782 2,363 2,375 111,398 112,248
2-4 (AA) 56,982 63,239 5,863 6,119 41,646 38,586 15 18 104,506 107,961
5-7 (A) 72,052 66,537 28,456 23,143 59,040 54,381 394 349 159,941 144,409
8-10 (BBB) 124,622 104,987 125,469 120,714 57,394 53,346 2,502 2,692 309,986 281,738
Non-Investment grade
11-13 (BB) 61,996 65,832 60,296 61,797 42,554 39,823 353 0 165,199 167,451
14-16 (B) 16,699 20,925 14,560 17,759 10,800 10,299

-

- 42,059 48,983
17 (CCC) 1,712 1,822 2,158 2,543 731 844 178 128 4,779 5,338
Substandard grade
18 (CC) 865 1,690 904 1,170 477 514

-

- 2,245 3,374
19 (C) 126 518 1,162 1,306 451 600

-

- 1,739 2,423
Non-performing loans 20-22 (D) 3,937 4,415 5,035 5,614 3,153 3,203

-

295 12,124 13,526
Total 420,606 404,699 244,232 240,520 243,334 236,377 5,805 5,857 913,977 887,454
Industry
Private Individuals 30 25 161,125 160,884 184,810 172,390

-

- 345,965 333,299
Central Banks 83,878 84,697

-

- 22,573 27,921 643 632 107,094 113,250
Real Estate

26,472 26,271 22,691 24,064 3,536 3,297

-

- 52,699 53,632
Commercial Banks 39,581 42,088 230 201 6,390 8,211 2,917 3,010 49,119 53,509
Central Governments 40,530 43,753 1,730 1,691 3,686 4,482 1,696 1,697 47,642 51,623
Natural Resources 51,937 43,905 1,225 1,090 692 553

-

- 53,855 45,549
Non-Bank Financial Institutions 46,597 40,581 1,473 1,488 395 323 441 456 48,906 42,848
Transportation & Logistics 24,123 24,692 4,206 3,571 1,269 696

-

- 29,597 28,960
Food, Beverages & Personal Care 14,003 14,706 6,926 6,162 2,411 1,975

-

- 23,340 22,843
Services 9,449 8,878 11,290 11,302 974 808 30 4 21,743 20,993
Lower Public Administration

6,163 5,698 5,079 4,756 8,029 9,010

-

- 19,271 19,464
Utilities

22,452 17,062 1,370 1,358 113 136

-

- 23,935 18,556
General Industries 11,487 10,943 5,554 4,346 3,086 2,359

-

- 20,127 17,648
Other 43,903 41,398 21,333 19,607 5,369 4,214 77 58 70,682 65,279
Total 420,606 404,699 244,232 240,520 243,334 236,377 5,805 5,857 913,977 887,454
Outstandings per line of business (*) - continued
1, 2, 3
in EUR million Wholesale Banking Retail Benelux
Retail Challengers & Growth
Markets
Corporate Line Total
Region 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Europe
Netherlands 74,175 72,236 152,597 149,686 173 645 2,738 2,965 229,682 225,532
Belgium 32,205 36,517 84,748 84,104 948 642 19 19 117,919 121,282
Germany 22,669 21,102 508 542 118,734 119,032 46 45 141,956 140,722
Poland 15,454 18,296 45 55 26,560 20,750 4

-
42,063 39,101
Spain 10,130 9,157 83 66 27,294 25,255 35 35 37,542 34,512
United Kingdom 28,193 30,582 187 193 109 170 78 73 28,567 31,018
Luxemburg 26,632 20,080 4,769 4,373 468 864 18 13 31,887 25,330
France 18,786 15,651 606 618 7,123 6,447 3 6 26,517 22,721
Rest of Europe 64,028 61,213 364 525 17,826 20,573 16 13 82,233 82,324
America 71,471 64,688 186 210 1,559 1,535 351 312 73,567 66,745
Asia 45,439 44,961 91 91 132 166 2,498 2,376 48,159 47,594
Australia 8,957 8,134 18 22 42,405 40,294 1 51,382 48,451
Africa 2,467 2,082 31 36 4 3

-

-
2,501 2,121
Total 420,606 404,699 244,232 240,520 243,334 236,377 5,805 5,857 913,977 887,454
1

Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
2

Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors

(industry) below 2% are not shown separately but grouped in Other.
3

Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.
Overall portfolio (*)
During 2021, ING’s portfolio size increased by € 26.5

billion (+
2.99%) to € 914.0

billion outstandings. The net
volume growth was concentrated in the Lending risk categories in Wholesale Banking and growth in exposures to
Private Individuals.
Foreign exchange rate changes had a positive impact on portfolio growth and increased total outstanding by
€ 11.5

billion. This was driven by the appreciation of the US Dollar

(+
8.3%), the British Pound (+ 7.0%), and the
Australian Dollar (+ 1.8%) partly offset by the depreciation of the Turkish Lira ( -40.2%) against the Euro.
Rating distribution (*)
Due to the Covid-19 pandemic, governments and banks introduced numerous measures to support individuals
and businesses financially.

The overall rating distribution in the portfolio has not been materially affected by
Covid-19. For details on portfolios most sensitive to Covid-19 see the next paragraph ‘Covid-19 sensitive sectors’.
Overall, the rating class concentration slightly improved in 2021. The share of investment grade rating classes increased from 72.8 % to 75.0%, while the share of non-investment grade decreased, from 25.0 % to 23.2%. Sub-
standard grade outstandings decreased from 0.7 % to 0.4 % of the total portfolio, whereas non-performing loans decreased from 1.5 % to 1.3%.

With respect to the rating distribution within the business lines, in Wholesale

Banking investment-grade rated
assets increased, mainly driven by Natural Resources, Non-Bank Financial Institutions and

Utilities, while for non-
investment grade assets the outstandings decreased, across multiple sectors.

The rating distribution for Retail Benelux improved mostly because of Dutch residential mortgages, shifting from rating class BB to BBB and A, driven by the continuing increase in the house price index and improving Loan to
Values. The rating distribution of residential mortgages in Belgium also improved, reducing concentration in B ratings and lower, while increasing in BBB and BB.

In Retail Challengers & Growth Markets, the distribution across rating classes remained rather stable in 2021.
Overall share of investment grade decreased from 76.6 % to 76.1%. The increase in non-investment grade is explained primarily by the portfolio in Poland.
Industry (*)
In line with our objective to give stakeholders insight into the portfolio, we present the business lending portfolio per industry breakdown in accordance with the NAICS definition.

The industry composition within Retail is concentrated in private individuals with 66 % for Retail Benelux and 76%
for Retail Challengers & Growth. In Market Leaders, the overall volumes remained stable throughout 2021 in the
Netherlands and in Belgium. In C&G, the increase in

volume is in Private Individuals, primarily in Germany, and to a lesser extent in Poland, Spain and Australia.

Within Wholesale Banking, an increase in exposures is

noted in Natural Resources of €
8.0

billion, notably in
Switzerland and in Belux (also as a consequence of higher commodity prices,

i.e. financing of same volume
requires higher value LC's), in Non-Bank Financial Institutions and in

Utilities, compensated to a certain extent by
a decrease in Central Governments and Commercial Banks.
Covid-19 sensitive sectors (*)
ING has assessed the elevated risk of our portfolio as a result of the continued impact of the Covid-19 pandemic
and the related measures and restrictions. The following sectors are considered to be most impacted (directly or indirectly) by the Covid-19 pandemic, resulting in management adjustments to the model-based Loan Loss
Provisions. Refer also to the explanation of the economic sector-based management adjustment in the
“management adjustments” section.
Aviation (Transportation & Logistics):

exposure decreased to €
4.3

billion outstanding in 2021 (
0.5 % of total
portfolio). In terms of rating, the portfolio improved. Main concentration remains in BB and B rating classes. The sub-standard grade outstanding decreased to 0.3 % from 1.2 % of the Aviation portfolio, and the non-performing grade decreased to 1.9 % from 4.5%.

Hospitality & Leisure (Services and Food, Beverages & Personal Care): exposure decreased by € 0.6 billion to
€ 5.4

billion outstanding (
0.59 % of total portfolio). Of the total portfolio, 58.1 % is in non-Investment grade. Sub-
standard grade decreased to 9.0 % from 9.7%, whereas non-performing loans increased to 7.4 % from 6.2%.
Non-food retail (Other):

exposure increased by €
0.5

billion to €
7.9

billion (
0.87 % of total portfolio). Outstanding
in investment grade improved from 42.4 % to 43.6%, non-investment grade decreased from 53.1 % to 50.8%. Sub-
standard grade increased to 1.9 % from 1.0%, while the non-performing loans remained flat at 3.6%.
Real Estate : credit outstandings slightly decreased and amounted to € 52.7 billion as at 31 December 2021 (
5.8%
of total portfolio) from € 53.6

billion (
6.0 % of total portfolio) in 2020. Rating distribution improved with concentrations increasing in Investment grade and reducing in Speculative grade. The NPL grade increased to
1.3 % from 1.2 % in 2020, while Substandard grade improved to 0.5 % from 1.0%.
Outstandings by economic sectors

and geographical area (*)

1
in EUR million Region Total
Industry Netherlands Belgium Germany Poland Spain
United
Kingdom
Luxemburg France Rest of Europe America Asia Australia Africa 2021
Private Individuals 113,846 42,961 95,583 14,397 23,895 157 3,388 3,115 13,215 167 155 35,058 27 345,965
Central Banks 46,902 18,253 17,811 112 3,027 2,853 8,569 1,039 4,485 2,856 1,168 18 107,094
Real Estate 17,426 10,011 1,520 2,357 1,528 436 4,201 3,254 3,461 3,521 935 4,045 4 52,699
Commercial Banks 1,289 318 3,887 707 392 4,156 3,205 5,520 6,353 7,089 13,526 2,265 413 49,119
Central Governments 4,911 7,396 1,179 7,473 4,417 67 203 2,065 7,695 10,927 299 533 477 47,642
Natural Resources 3,734 1,180 1,208 722 291 4,487 2,497 405 15,471 9,473 12,593 1,013 780 53,855
Non-Bank Financial Institutions 3,043 921 3,146 1,718 72 7,764 4,798 1,790 3,947 18,088 3,209 411 48,906
Transportation & Logistics 4,572 2,209 506 1,177 723 1,760 582 982 6,837 3,410 5,682 645 514 29,597
Food, Beverages & Personal Care 6,581 2,869 616 2,146 489 711 1,600 1,232 2,580 3,131 1,140 235 12 23,340
Services 4,615 9,115 1,105 866 119 523 450 1,470 861 1,539 479 565 36 21,743
Lower Public Administration 343 5,158 5,787 636
-
296 2,732 467 1,197 46 2,608 19,271
Utilities

1,545 1,213 3,024 822 1,270 2,980 397 1,433 4,202 4,106 1,355 1,368 220 23,935
General Industries

5,389 2,891 1,011 2,612 381 395 532 271 3,363 2,116 1,151 15 20,127
Other 15,485 13,424 5,573 6,319 940 2,277 1,168 1,210 9,297 8,803 4,732 1,454 70,682
Total 229,682 117,919 141,956 42,063 37,542 28,567 31,887 26,517 82,233 73,567 48,159 51,382 2,501 913,977
Rating class
Investment grade 180,698 78,195 119,311 26,856 29,522 22,820 26,150 20,622 52,875 53,725 36,777 38,200 79 685,831
Non-Investment grade 45,530 35,600 21,250 14,148 7,647 5,234 5,568 5,774 27,993 18,500 10,534 11,998 2,259 212,037
Sub-standard grade 1,230 868 390 290 89 56 81 2 308 203 191 217 58 3,985
Non-performing loans 2,224 3,256 1,006 768 284 458 87 119 1,056 1,139 656 966 105 12,124
Total 229,682 117,919 141,956 42,063 37,542 28,567 31,887 26,517 82,233 73,567 48,159 51,382 2,501 913,977
1

Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.
Outstandings by economic sectors

and geographical area (*)

1
in EUR million Region Total
Industry Netherlands Belgium Germany Poland Spain
United
Kingdom
Luxemburg France Rest of Europe America Asia Australia Africa 2020
Private Individuals 114,219 42,443 88,178 12,216 21,775 186 3,203 2,644 14,717 169 173 33,346 29 333,299
Central Banks 43,615 22,840 23,601 31 3,058 6,247 3,855 811 3,655 0 4,090 1,424 23 113,250
Real Estate 18,349 10,540 1,374 2,478 1,460 313 3,846 3,511 3,839 2,889 828 4,197 7 53,632
Commercial Banks 1,640 265 4,546 607 468 6,931 3,478 6,218 6,926 7,434 13,222 1,476 298 53,509
Central Governments 6,636 6,762 2,010 8,956 4,435 55 175 2,130 10,020 8,949 344 712 439 51,623
Natural Resources 2,830 1,214 1,102 626 286 3,435 959 316 13,542 8,193 11,442 821 782 45,549
Non-Bank Financial Institutions 2,743 940 3,301 1,502 126 6,348 4,054 1,547 4,096 14,726 3,089 376 0 42,848
Transportation & Logistics 4,162 2,016 1,503 1,018 539 1,934 641 782 6,229 3,628 5,468 743 295 28,960
Food, Beverages & Personal Care 6,623 2,783 306 1,932 515 782 1,663 789 2,202 3,975 1,072 191 10 22,843
Services 4,281 9,307 584 783 159 520 454 411 1,054 2,314 612 515 0 20,993
Lower Public Administration 432 4,875 7,526 721 0
-
583 1,693 528 1,026 30 2,050 0 19,464
Utilities

1,731 1,277 1,815 618 610 2,105 583 402 2,975 3,196 1,716 1,292 237 18,556
General Industries 4,176 2,802 1,030 2,134 252 234 266 194 3,014 2,477 1,053 16 0 17,648
Other 14,094 13,218 3,843 5,478 829 1,926 1,572 1,273 9,527 7,769 4,456 1,293 0 65,279
Total 225,532 121,282 140,722 39,101 34,512 31,018 25,330 22,721 82,324 66,745 47,594 48,451 2,121 887,454
Rating class
Investment grade 169,111 78,294 118,082 26,045 26,622 25,924 19,528 16,688 51,233 44,279 35,879 34,545 127 646,357
Non-Investment grade 51,818 38,113 21,185 11,979 7,468 4,837 5,530 5,870 29,051 20,758 10,696 12,651 1,816 221,772
Sub-standard grade 1,794 1,159 516 215 102 101 191 37 679 476 94 349 83 5,798
Non-performing loans 2,808 3,715 939 862 320 156 81 126 1,360 1,232 925 905 95 13,526
Total 225,532 121,282 140,722 39,101 34,512 31,018 25,330 22,721 82,324 66,745 47,594 48,451 2,121 887,454
1

Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.
Portfolio analysis per geographical area (*)
The portfolio analysis per geographical area re-emphasises the international distribution of ING’s credit portfolio.
The share of the Netherlands in the overall portfolio decreased to 25.1% ( 25.4%).

The most noticeable trend in the Netherlands was the increase in exposure with Central Banks. Outstandings to
private individuals are stable at 62% ( 63%) of total outstandings (excl. Central Banks). In Belgium no substantial moves were observed in the portfolio, apart from a decrease in Central Banks (-€ 4.6 billion).

In Market Leaders, in terms of rating distribution, the share of investment grade increased in both the
Netherlands and Belgium. Apart from the increase in investment grade assets, the outstanding with non-
investment grade reduced in 2021 for both Netherlands and Belgium. Also, for both countries, the share of sub-
standard grade and NPL decreased in 2021. For sub-standard, from 0.8 % to 0.5 % and from 1.0 % to 0.7%. For non-
performing loans (NPL), from 1.2 % to 1.0 % and from 3.1 % to 2.8 % respectively.

In Challenger & Growth Markets, ING has a strong market position in residential mortgages in Germany, Poland and Spain. Residential mortgage exposures increased in these countries. In Germany, an increase in mortgages is compensated by lower outstandings with the Central bank.

The top five countries within Rest of Europe based on outstanding were: Italy (€ 16.7 billion), Switzerland (€
11.1
billion), Romania (€ 9.5

billion), Turkey (€
8.3

billion) and the Russian Federation (€
4.8

billion). Outstandings in
Rest of Europe were impacted by the sale of the retail portfolio in Austria (-€ 1.3 billion), and Turkey (FX impact),
compensated by increased outstandings in Romania and Ireland.

In Europe, outside the Benelux, rating distribution in most countries improved. The share of non-investment grade decreased in most countries, apart from Poland (mostly in Natural Resources and in General Industries), and the United Kingdom (increase in Natural Resources). In the UK, a noticeable increase in the share of NPL to
1.6% (from 0.5%), was due mainly to the Food, Beverages and Personal Care sector impacted by a single file, whereas in the other European countries, share of NPL decreased or remained flat.
The increase in exposure in the Americas was mainly driven by FX impact. In Australia, outstanding increased, mostly driven by mortgages (Private individuals).

In terms of rating distribution for America region, an increase in investment grade to 73.0% (from 66.3%), non-
investment grade decreased to 25.1 % from 31.1%. Sub-standard grade decreased to 0.3%, while NPL slightly improved to 1.5% (from 1.8
%).

Australia’s rating distribution improved with a shift of outstanding from non-investment to investment grade.
Credit risk mitigation (*)
ING uses various credit risk mitigation techniques and instruments to mitigate the credit risk associated with an exposure and to reduce the losses incurred subsequent to a default by a customer. The most common terminology used in ING for credit risk protection is ‘cover’. While a cover may be an important mitigant of credit risk and an alternative source of repayment, generally it is ING’s practice to lend on the basis of the customer’s creditworthiness rather than exclusively relying on the value of the cover.
Cover forms (*)
Within ING, there are two distinct forms of covers. First, where the asset has been pledged to ING as collateral or security,

ING has the right to liquidate it should the customer be unable to fulfil its financial obligation. As such,
the proceeds can be applied towards full or partial compensation of the customer's outstanding exposure. This
may be tangible (such as cash, securities, receivables, inventory, plant and machinery, and mortgages on real estate properties) or intangible (such as patents, trademarks, contract rights and licences). Second, where there is a third-party obligation, indemnification or undertaking (either by contract and/or by law), ING has the right to
claim from that third party an amount if the customer fails on its obligations. The most common examples are guarantees (such as parent guarantees and export credit insurances) or third-party pledged mortgages.
Cover valuation methodology (*)
General guidelines for cover valuation are established to ensure consistent application within ING. These also require that the value of the cover is monitored on a regular basis. Covers are revalued periodically and whenever there is reason to believe that the market is subject to significant changes in conditions. The frequency of monitoring and revaluation depends on the type of cover.
The valuation method also depends on the type of covers. For asset collateral, the valuation sources can be the customer’s balance sheet (e.g. inventory, machinery and equipment), nominal value (e.g. cash and receivables), market value (e.g. securities and commodities), independent valuations (e.g.

commercial real estate) and market
indices (e.g. residential real estate). For third-party obligations, the valuation is based on the value that is attributed to the contract between ING and that third party.
Where collateral values are used in the calculation of stage 3 individual Loan Loss provisions, haircuts may be applied to the valuation in specific circumstances, to sufficiently include all relevant factors impacting the future cash flows. ING increased the haircuts applied to collateral values used in stage 3 individual provisions as at 31
December 2021 to reflect the increased risk of inflated asset prices in certain sectors of the economy. The haircut is applied on real estate, shipping and aviation collateral values used in the calculation of the loss-given-default in recovery scenarios. The haircut reflects the risks of adverse price developments between the moment of valuation of an asset and the actual settlement/cash receipt.
Cover values (*)
This section provides insight into the types of cover and the extent to which exposures benefit from collateral or guarantees. The disclosure differentiates between risk categories (lending, investment, money market and pre-
settlement). The most relevant types of cover include mortgages, financial collateral (cash and securities) and guarantees. ING obtains cover that is eligible for credit risk mitigation under CRR/CRDIV, as well as cover that is not eligible. Collateral covering financial market transactions is valued on a daily basis,

and as such not included
in the following tables. To mitigate the credit risk arising from Financial Markets transactions, the bank enters into legal agreements governing the exchange of financial collateral (high-quality government bonds and cash).
The cover values are presented for the total portfolio of ING, both the performing and non-performing portfolio.
Our definition of non-performing is explained in detail in ‘Credit restructuring’

(below). For additional insight, a
breakdown of ING’s portfolio by industry and geography is provided.

Exposures are categorised into different value-to-loan (VTL) buckets that give insight in the level of collateralisation of ING’s portfolio. VTL is calculated as the cover value divided by the outstandings at the balance sheet date. The cover values are indexed where appropriate and exclude any cost of liquidation. Covers can either be valid for all or some of a borrower’s exposures or particular outstandings, the latter being the most common. For the purpose of aggregation, over-collateralisation is ignored in the total overview and VTL coverage of more than 100% is reported as fully covered. For VTL coverage in the tables for mortgages, consumer lending and business lending, each cover is subsequently assigned

to one of the six defined VTL buckets: no cover, >0% to
25%, >25% to 50%, >50% to 75%, >75% to <100%, and

≥ 100%.
The next table gives an overview of the collateralisation of the ING’s total portfolio.
Cover values including guarantees

received (*)
in EUR million Cover type Value to Loan
2021
Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover Partially covered Fully covered
Consumer Lending 344,188 690,752 6,533 25,688 40,618 6.3% 7.6% 86.1%
Business Lending 413,985 160,694 23,454 112,095 332,989 44.2% 20.2% 35.5%
Investment and Money Market 112,272 43 63 1,100 167 98.9% 0.8% 0.3%
Total Lending, Investment

and Money Market
870,445 851,490 30,050 138,882 373,774 36.0% 12.8% 51.2%
Pre-settlement 43,531

Total Bank 913,977
Cover values including guarantees

received (*)
in EUR million Cover type Value to Loan
2020
Outstandings Mortgages
Financial
Collateral Guarantees Other No Cover Partially covered Fully covered
Consumer Lending 331,288 609,967 6,208 26,117 38,438 6.7% 7.5% 85.8%
Business Lending 388,270 161,474 20,431 94,913 302,357 43.1% 21.2% 35.7%
Investment and Money Market 121,809 95 121 782 245 99.2% 0.1% 0.7%
Total Lending, Investment

and Money Market
841,367 771,536 26,761 121,811 341,039 36.9% 12.7% 50.4%
Pre-settlement 46,086
Total Bank 887,454
In 2021, the collateralisation level of the portfolio increased as a result of an increase in the cover value in lending to private individuals. Excluding the pre-settlement portfolio, 51.2 % of ING’s outstandings were fully collateralised in 2021 (2020: 50.4%). Since investments traditionally do not require covers, the percentage for ‘no covers’ in this portfolio is above 90%. However, 99 % of the investment outstanding is investment grade.
Improved economic conditions in ING’s main markets contributed to improved collateral valuations, observed in consumer lending.

Relative to the overall developments in the housing markets and the impact on provisioning, note the paragraphs on ‘management adjustments’ in the Loan Loss provisioning section,

that were made to
reflect potential impact of higher inflation, higher rates and market uncertainty.
Consumer lending portfolio (*)
The consumer lending portfolio accounts for 37.7% (2020: 37.3%) of ING’s total outstanding, primarily consisting of residential mortgage loans and other consumer lending loans,

which mainly comprise term loans, revolvers
and personal loans to consumers. As a result, most of the collateral consists of mortgages. The mortgage values are collected in an internal central database and in most cases external data is used to index the market value. A significant part of ING’s residential mortgage portfolio is in the Netherlands ( 35.3%), followed by Germany
( 26.9%), Belgium and Luxembourg ( 13.2%) and Australia ( 10.9%).
Consumer lending portfolio – cover values

(*)
The below tables show the values of different covers and the VTL split between performing and non-performing loans.
Cover values including guarantees

received - Consumer lending portfolio (*)
in EUR million Cover type Value to Loan
2021
Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Performing
Residential Mortgages (Private Individuals) 308,023 674,576 5,014 22,379 33,539 – 0.5% 7.6% 91.8%
Residential Mortgages (SME)

1
5,912 9,520 168 109 1,598 0.2% 0.6% 1.4% 5.4% 92.4%
Other Consumer Lending 25,537 200 1,317 3,085 4,009 79.7% 0.3% 0.1% 0.1% 0.3% 19.5%
Total Performing 339,472 684,296 6,499 25,573 39,146 6.0% – 0.1% 0.5% 7.0% 86.3%
Non-performing
Residential Mortgages (Private Individuals) 3,336 6,149 31 97 1,270 0.4% – 0.3% 1.0% 4.8% 93.4%
Residential Mortgages (SME)

1
194 302 1 6 51 0.1% 0.2% 0.7% 1.6% 7.4% 90.0%
Other Consumer Lending 1,186 5 1 12 151 92.3% 0.4% 0.2% 0.4% 0.5% 6.3%
Total Non-performing 4,716 6,456 33 115 1,472 23.5% 0.1% 0.3% 0.9% 3.8% 71.4%
Total Consumer Lending 344,188 690,752 6,533 25,688 40,618 6.3% – 0.1% 0.5% 7.0% 86.1%
1

Consists mainly of residential mortgages to small individual business clients
Cover values including guarantees

received - Consumer lending portfolio (*)
in EUR million Cover type Value to Loan
2020
Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Performing
Residential Mortgages (Private Individuals) 294,642 594,073 5,147 23,210 30,927 0.1% 0.7% 7.3% 92.0%
Residential Mortgages
(SME)

1
5,681 9,010 151 126 1,532 0.3% 0.7% 1.4% 6.1% 91.5%
Other Consumer Lending 25,780 197 861 2,619 4,336 81.5% 0.3% 0.1% 0.2% 0.3% 17.6%
Total Performing 326,103 603,281 6,160 25,955 36,795 6.4% 0.0% 0.1% 0.7% 6.7% 86.1%
Non-performing
Residential Mortgages (Private Individuals) 3,698 6,379 45 141 1,414 0.2% 0.1% 0.4% 1.2% 5.9% 92.2%
Residential Mortgages (SME)

1
184 301 9 54 0.1% 0.2% 0.5% 1.8% 7.7% 89.7%
Other Consumer Lending 1,303 6 4 12 175 91.8% 0.3% 0.2% 0.3% 0.6% 6.7%
Total Non-performing 5,185 6,686 49 162 1,643 23.2% 0.1% 0.3% 1.0% 4.6% 70.6%
Total Consumer Lending 331,288 609,967 6,208 26,117 38,438 6.7% 0.0% 0.1% 0.7% 6.7% 85.8%
1

Consists mainly of residential mortgages to small individual business clients
The collateralisation levels of the consumer lending portfolio continued to improve during 2021. The rise in collateralisation levels was due to rising housing prices observed in different mortgage markets, specifically noticeable in the Netherlands but also in Belgium,

Germany and Australia.

Relative to the overall developments
in the housing markets driving a decrease of loan loss provisions relating to the mortgages portfolio’s, note management adjustments recognised to maintain an appropriate level of provisions. See paragraph on
‘management adjustments’ in the Loan Loss provisioning section.

ING’s residential mortgage outstanding increased mainly in Poland ( 18.8%), Spain ( 11.5%) and Germany ( 8.4%). In
2020 the increases where respectively 10.3%, 7.4 % and 4.9%. Mortgage outstanding in the Netherlands decreased slightly ( 0.2%). For the residential mortgages portfolio, the cover type guarantees relate to mortgages covered by governmental insurers under the Dutch national mortgage guarantee (NHG) scheme in the
Netherlands. The NHG guarantees the repayment of a loan in case of a forced property sale.
Business lending portfolio (*)
Business lending accounts for 45.3 % of ING’s total outstanding (2020: 43.8%). In line with our objective to give stakeholders insight into the portfolio, we present the business lending portfolio per industry breakdown in accordance with the NAICS definition and per region and main market. Business lending presented in this section
does not include pre-settlement, investment and money market exposures.
Cover values including guarantees

received - Business lending portfolio (*)
in EUR million
2021 Cover type Value to Loan
Industry Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100%

≥ 100%

Central Banks 81,485 18 100.0% 0.0% 0.0% 0.0% 0.0% 0.0%
Real Estate 52,079 103,229 1,096 6,956 32,670 3.6% 0.7% 2.3% 0.9% 4.9% 87.7%
Natural Resources 50,451 1,221 2,470 29,319 33,451 28.9% 14.2% 13.7% 8.9% 11.1% 23.2%
Transportation & Logistics 28,184 3,602 171 8,803 44,881 16.1% 6.4% 2.1% 4.5% 12.2% 58.7%
Non-Bank Financial Institutions 25,656 1,105 13,330 3,970 52,196 40.2% 4.8% 0.4% 2.3% 6.5% 45.8%
Food, Beverages & Personal Care 20,277 8,846 440 12,658 39,597 22.9% 4.6% 5.0% 9.3% 15.9% 42.3%
Services 20,671 10,162 1,814 7,883 23,324 28.1% 5.2% 5.9% 4.9% 9.8% 46.2%
Commercial Banks 19,159 5 276 1,535 3,966 74.6% 3.6% 0.6% 1.5% 5.1% 14.5%
Utilities 21,245 172 997 4,944 11,520 50.5% 15.0% 4.9% 3.9% 3.2% 22.3%
General Industries 19,067 5,447 310 6,592 23,701 33.1% 4.8% 3.9% 7.9% 9.1% 41.1%
Chemicals, Health & Pharmaceuticals 14,384 7,442 185 5,586 11,674 30.6% 6.1% 2.9% 5.8% 12.6% 42.1%
Builders & Contractors 14,089 8,036 208 4,967 17,591 22.7% 6.4% 6.2% 7.2% 11.4% 46.1%
Others

1
47,237 11,427 2,138 18,881 38,418 44.2% 3.7% 5.2% 3.6% 10.6% 32.7%
Total Business Lending 413,985 160,694 23,454 112,095 332,989 44.2% 5.0% 4.0% 3.8% 7.3% 35.5%
of which Total Non-performing 7,264 2,649 162 3,810 7,090 27.5% 5.9% 6.0% 6.0% 17.2% 37.4%
1

‘Others’ comprises industries with outstandings lower than €
10

billion.
Cover values including guarantees

received - Business lending portfolio (*)
in EUR million
2020 Cover type Value to Loan
Industry Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Central Banks 79,464 – 23 – – 100.0% – – – – –
Real Estate 52,743 99,824 1,176 6,644 28,378 3.3% 0.7% 2.1% 1.5% 7.4% 85.1%
Natural Resources 43,209 1,453 2,192 23,503 35,739 24.5% 14.4% 13.0% 7.2% 15.9% 25.0%
Transportation & Logistics 27,395 7,251 182 7,487 37,220 18.2% 5.1% 2.4% 3.9% 11.7% 58.8%
Non-Bank Financial Institutions 22,225 1,139 10,771 3,766 46,286 42.9% 3.5% 2.3% 3.6% 4.6% 43.2%
Food, Beverages & Personal Care 20,594 8,346 430 9,473 33,918 25.0% 5.1% 5.9% 9.6% 14.0% 40.3%
Services 19,632 10,623 1,855 8,394 23,917 27.9% 5.8% 7.0% 5.3% 7.2% 46.9%
Commercial Banks 17,931 313 107 1,546 3,868 74.8% 1.0% 3.4% 1.7% 8.2% 10.8%
Utilities
16,948 185 1,011 4,464 9,723 42.3% 19.1% 5.2% 4.3% 3.0% 26.0%
General Industries 16,417 5,563 241 5,736 20,781 31.5% 4.0% 5.7% 9.6% 9.9% 39.3%
Chemicals, Health & Pharmaceuticals 14,120 7,558 194 4,391 12,332 26.0% 5.7% 3.6% 7.7% 13.6% 43.5%
Builders & Contractors 13,895 7,583 309 4,490 15,711 26.3% 6.2% 6.4% 8.9% 10.4% 41.7%
Others

1
43,696 11,635 1,938 15,020 34,484 40.0% 5.1% 4.3% 6.1% 10.5% 34.1%
Total Business Lending 388,270 161,474 20,431 94,913 302,357 43.1% 4.9% 4.2% 4.2% 7.9% 35.7%
of which Total Non-performing
8,261 3,027 230 3,803 6,915 29.1% 5.2% 5.0% 8.5% 14.2% 38.1%
1

‘Others’ comprises industries with outstandings lower than €
10

billion.
Cover values including guarantees

received - Business lending portfolio (*)
2021 Cover type Value to Loan
Region Outstandings Mortgages

Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Europe
Netherlands 107,200 62,780 3,774 12,668 58,622 53.2% 1.7% 2.3% 3.5% 7.6% 31.8%
Belgium 50,231 36,207 1,219 21,476 56,704 25.5% 1.9% 2.5% 2.9% 5.9% 61.3%
Germany 31,563 3,168 195 4,443 6,946 75.0% 4.1% 2.0% 1.6% 0.8% 16.5%
Luxembourg 23,628 9,051 1,083 3,085 33,378 59.5% 1.0% 3.7% 1.3% 4.3% 30.1%
Poland 18,245 9,349 121 4,046 30,961 30.2% 4.5% 4.2% 6.0% 10.7% 44.4%
United Kingdom 15,321 1,716 2,901 5,168 12,128 47.8% 17.7% 4.0% 6.4% 7.1% 17.1%
Switzerland 10,082 78 762 4,469 5,697 23.3% 19.3% 27.1% 13.3% 4.1% 12.9%
France 10,971 7,144 117 1,598 6,493 43.4% 2.5% 2.4% 3.3% 4.0% 44.3%
Rest of Europe 50,046 13,206 2,276 24,520 46,560 37.8% 6.9% 3.8% 3.3% 9.2% 39.1%
America 45,472 7,097 9,156 10,898 43,960 37.6% 9.3% 5.8% 3.8% 10.9% 32.6%
Asia 37,978 1,240 1,559 15,215 27,765 40.9% 6.1% 5.8% 6.0% 9.9% 31.3%
Australia 10,805 9,652 242 2,291 3,110 34.3% 6.1% 1.0% 1.4% 2.6% 54.6%
Africa 2,444 6 49 2,219 667 13.9% 9.1% 7.3% 9.7% 22.4% 37.5%
Total Business Lending 413,985 160,694 23,454 112,095 332,989 44.2% 5.0% 4.0% 3.8% 7.3% 35.5%
of which Non-performing
7,264 2,649 162 3,810 7,090 27.5% 5.9% 6.0% 6.0% 17.2% 37.4%
Cover values including guarantees

received - Business lending portfolio (*)
2020 Cover type Value to Loan
Region Outstandings Mortgages

Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Europe
Netherlands 100,918 61,180 3,298 9,245 59,268 51.6% 1.6% 2.5% 3.9% 8.6% 31.8%
Belgium 50,245 36,071 1,174 22,424 53,041 24.8% 1.6% 3.0% 3.1% 6.9% 60.7%
Germany 35,069 3,233 118 2,711 4,788 80.4% 4.0% 2.1% 1.4% 1.2% 10.9%
Luxembourg 16,332 8,403 1,671 2,849 29,875 46.4% 1.5% 6.0% 1.5% 3.4% 41.1%
Poland 16,176 9,414 168 3,720 25,652 28.3% 4.5% 3.8% 7.9% 11.3% 44.2%
United Kingdom 13,864 4,659 1,971 4,028 9,906 44.6% 16.1% 7.2% 3.0% 8.3% 20.8%
Switzerland 9,544 46 684 3,540 6,980 27.2% 21.7% 16.6% 7.1% 7.2% 20.3%
France 9,513 7,543 150 2,021 4,096 39.2% 5.1% 4.1% 2.7% 2.0% 46.8%
Rest of Europe 46,302 13,817 2,460 18,446 41,326 35.4% 7.7% 4.6% 4.7% 9.1% 38.5%
America 40,800 5,967 6,872 7,442 40,815 38.3% 7.3% 6.0% 5.4% 10.2% 32.7%
Asia 37,435 978 1,728 15,174 23,607 40.6% 5.0% 5.5% 6.6% 11.9% 30.5%
Australia 10,019 10,153 83 1,650 2,273 26.4% 7.7% 2.1% 2.4% 4.7% 56.8%
Africa 2,053 10 53 1,661 730 8.0% 6.6% 3.0% 19.9% 26.8% 35.7%
Total Business Lending 388,270 161,474 20,431 94,913 302,357 43.1% 4.9% 4.2% 4.2% 7.9% 35.7%
of which Non-performing
8,261 3,027 230 3,803 6,915 29.1% 5.2% 5.0% 8.5% 14.2% 38.1%
The tables above on cover values describe the collateralisation of ING’s business lending portfolio. Breakdowns are provided by industry as well as by geographical region or market, based on the residence of the borrowers.

Broken down by industry, the largest increase in outstanding is attributable to Natural Resources (€ 7.2 billion,
16.8%) followed by Utilities (€ 4.3

billion,
25.4%). The largest decrease in outstanding was observed in Real Estate
(€ 0.7

billion), where the total cover percentage increased.
The proportion of the business lending portfolio with no

cover increased, which was mainly witnessed in the
Netherlands to 53.2% (from 51.6%), caused by increased Central Bank outstanding. Most industry types experienced an increase in total covers.
Credit risk categories (*)
Regular Watch List Restructuring

1
Non-
performing

1
Possible ratings 1–19 1–19 11–20 20-22
Typical ratings 1–14 15–17 18–20 20-22
Deterioration in risk Not significant Significant Significant Significant
Significant intervention Not required Not required Required Required
Account Ownership Front Office Front Office Front Office Front Office
Credit Risk Management Regular Regular Credit Restructuring Credit Restructuring
Primary Manager Front Office Front Office Credit Restructuring Credit Restructuring
Accounting provisioning Stage 1/2 Stage 1/2 Stage 2/3 Stage 3
1

More information on the Restructuring and Non-performing categories can be found in the Credit restructuring section.
Credit quality outstandings

(*)
1
in EUR million 2021 2020
Performing not past due 819,410 786,011
Business lending performing past due 8,121 6,252
Consumer lending performing past due 1,142 953
Non-performing 12,021 13,497
Total lending and investment 840,694 806,713
Money market 29,752 34,654
Pre-settlement 43,531 46,086
Total 913,977 887,454
1 Past due based on new definition of default, prior period outstandings updated
Past due obligations (*)
Retail Banking continuously measures its portfolio in terms of payment arrears and determines on a monthly basis if there are any significant changes in the level of arrears. This methodology is principally extended to loans
to private individuals, such as residential mortgage loans, car loans and other consumer loans,

as well as business
lending. An obligation is considered ‘past due’ if a payment of interest or principal is more than one day late. ING aims to help its customers as soon as they are past due by communicating to remind them of their payment
obligations. In its contact with the customers, ING aims to solve the (potential) financial difficulties by offering a range of measures (e.g. payment arrangements, restructuring). If the issues cannot be cured, for example because the customer is unable or unwilling to pay, the contract is sent to the recovery unit. The facility is downgraded to risk rating 20 (non-performing) when the facility or obligor – depending on the level at which the
non-performing status is applied - is more than 90 days past due and to risk rating 21 or 22 in case of an exit scenario.
ING has aligned the regulatory concept of non-performing with that of the definition of default. Hence, in
Wholesale Banking, obligors are classified as non-performing when a default trigger occurs:
◾ ING believes the borrower is unlikely to pay; the borrower has evidenced significant financial difficulty, to the extent that it will have a negative impact on the future cash flows of the financial asset. The following events could be seen as indicators of financial difficulty:
◾ The borrower (or third party) has started insolvency proceedings;
◾ A group company/co-borrower has NPL status;
◾ Indication of fraud (affecting the company’s ability to service its debt);
◾ There is doubt as to the borrower’s ability to generate stable and sufficient cash flows to service its debt;
◾ Restructuring of debt.
◾ ING has granted concessions relating to the borrower’s financial difficulty, the effect of which is a reduction in expected future cash flows of the financial asset below current carrying amount.
◾ The obligor has failed in the payment of principal, interest or fees, the total past due amount is above the materiality threshold and this remains the case for more than 90 consecutive days.
Further, Wholesale Banking has an individual name approach, using early warnings indicators to signal possible future issues in debt service.
Ageing analysis (past due but performing):

Consumer lending portfolio by geographic area,

outstandings (*)
1,2,3
in EUR million 2021 2020
Region
Past due for 1–
30 days
Past due for 31–
60 days
Past due for 61–
90 days
Past due for >90
days
Total
Past due for 1–
30 days
Past due for 31–
60 days
Past due for 61–
90 days
Past due for >90
days
Total
Europe
Belgium 599 53 61 714 355 12 4 0 371
Germany 105 27 11 0 143 73 26 20 32 152
Poland 35 5 3 43 36 6 5 47
Netherlands 31 9 3 0 43 24 7 2 8 41
Luxemburg 73 3 1 1 78 41 0 0 41
Spain 13 7 5 26 14 10 8 0 33
France 2 0 0 0 2 1 0 0 0 2
United Kingdom 0 0 0 1 0 0 0 0
Rest of Europe 52 9 5 66 61 14 7 0 83
America 0 0 0 0 0 0 0 1 1
Asia 0 0 0 0 1 0 0 0 1
Australia 17 7 1 25 67 15 4 96 182
Total 927 123 91 1 1,142 674 91 50 138 953
1

Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.
2

The absolute and relative materiality thresholds used for determining a defaulted status do not apply for the purposes of classification as past due. Below these thresholds, arrears of more than 90 days are reported as past due.
3

Based on new definition of default, prior period has been adjusted.
The past due but performing outstanding of consumer lending increased by

€
189

million. The largest increase
was observed in Belgium (€ 343

million), in term loans (€
143

million) and in Residential Mortgage (€
105

million).
The largest decreases are reported by Australia, Rest of Europe and Germany. Australia’s

decrease (€
157

million)
is mainly visible in the >90 days past due bucket.
Ageing analysis (past due but performing):

Business lending portfolio by geographic area,

outstandings (*)
1,2
in EUR million 2021 2020
Region
Past due for 1–
30 days
Past due for
31–60 days
Past due for
61–90 days
Past due for
>90 days
Total
Past due for 1–
30 days
Past due for
31–60 days
Past due for
61–90 days
Past due for
>90 days
Total
Europe
United Kingdom 1,036 108 16 0 1,159 636 485 4 0 1,124
Belgium 1,676 178 8 0 1,863 977 60 28 2 1,067
Netherlands 553 16 4 0 574 532 29 1 4 565
Luxemburg 586 270 0 1 856 468 73 5 6 553
Poland 94 5 2 1 102 66 8 4 0 78
Germany 5 0 2 0 7 45 0 – 0 45
Spain 95 0 1 0 96 44 – – – 44
France 36 5 0 0 41 30 1 0 0 31
Rest of Europe 571 57 1 1 629 492 8 2 3 504
America 2,076 71 0 0 2,146 1,595 131 – – 1,726
Asia 276 – 25 0 302 37 108 – 0 146
Australia 327 17 0 1 345 61 306 1 1 369
Total 7,331 727 60 3 8,121 4,983 1,209 44 16 6,252
1

The absolute and relative materiality thresholds used for determining a defaulted status do not apply for the purposes of classification as past due. Below these thresholds, arrears of more than 90 days are reported as past due.
2

Based on new definition of default, prior period has been adjusted.
Total

past due but performing outstanding of business lending increased by

€
1.87

billion. These increases are
mainly contributed by increased outstanding in the 1-30 days past due bucket (€ 2.35 billion), partly offset by
decreased outstanding in 31-60 days past due bucket (€ 482

million).

The top 3 areas of increase in the 1-30 days
bucket are Belgium (€ 699

million), America (€
481

million) and United Kingdom (€
400

million). In 2020, ING
recognised management adjustment to cover the elevated risk of clients using payment holiday facilities.
Credit restructuring (*)
Global Credit Restructuring (GCR) is the dedicated and independent department that deals with non-performing
loans and loans that hold a reasonable probability that ING will end up with a loss, if no specific action

is taken.
GCR handles accounts or portfolios requiring an active approach, which may include renegotiation of terms and
conditions and business or financial restructuring. The loans are managed by GCR or by units in the various
regions and business units.

ING uses three distinct statuses to categorise the management of clients with (perceived) deteriorating credit risk profiles, i.e. there is increasing doubt as to the performance and the collectability of the client’s contractual
obligations:
◾ Watch List : Usually, a client is first classified as Watch List when there are concerns of any potential or material deterioration in credit risk profile that may affect the ability of the client to adhere to its debt service obligations or to refinance its existing loans. Watch List status requires more than usual attention, increased monitoring and quarterly reviews. Some clients with a Watch List status may develop into a Restructuring status or even a Recovery status.
◾ Restructuring
: A client is classified in Restructuring when there are concerns about the client’s financial
stability, credit worthiness, and/or ability to repay,

but where the situation does not require the recall or
acceleration of facilities or the liquidation of collateral. ING’s actions aim to maintain the going concern status of the client by:

◾
Restoring the client’s financial stability;

◾
Supporting the client’s turnaround;

◾ Restoring the balance between debt and equity; and
◾ Restructuring the debt to a sustainable situation.
◾ Recovery
: A client is classified as in Recovery when ING and/or the client concludes that the client’s
financial situation cannot be restored and a decision is made to end the (credit) relationship or even to
enter into bankruptcy. ING prefers

an amicable exit, but will enforce and liquidate the collateral or claim under the guarantees if deemed necessary.
Watch List, Restructuring and Recovery accounts are reviewed at least quarterly by the front office, GCR and the relevant credit risk management executives.
Forbearance

(*)
Forbearance occurs when a client is unable to meet their financial commitments due to financial difficulties they
face or are about to face and ING grants concessions towards them. Forborne assets are assets in respect of which forbearance measures have been granted.

Forbearance may enable clients experiencing financial difficulties to continue repaying their debt.

For business customers, ING mainly applies forbearance measures to support clients with fundamentally sound business models that are experiencing temporary difficulties with the aim of maximising the client’s repayment
ability and therewith avoiding a default situation or helping the client to return to a performing situation.

For ING retail units, clear criteria have been established to determine whether a client is eligible for the forbearance process. Specific approval mandates are in place to approve the measures, as well as procedures to manage, monitor and report the forbearance activities.
ING reviews the performance of forborne exposures at least quarterly, either on a case-by-case (business) or on a portfolio (retail) basis.
All exposures are eligible for forbearance measures, i.e. both performing (Risk Ratings 1-19) and non-performing
(Risk Ratings 20-22) exposures. ING uses specific criteria to move forborne exposures from non-performing to
performing or to remove the forbearance statuses that are consistent with the corresponding European Banking
Authority (EBA) standards. An exposure is reported as forborne for a minimum of two years. An additional one-
year probation period is observed for forborne exposures that move from non-performing back to performing.
Since the outbreak of Covid-19, ING has supported clients

affected by the pandemic among others by providing
payment holidays. Refer to ‘Payment holidays’

below for more information on payment holidays.
Summary Forborne portfolio (*)
in EUR million 2021 2020
Business Line Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio
Wholesale Banking 9,798 7,455 2,343 3.1% 10,176 7,849 2,327 3.2%
Retail Banking 10,018 6,339 3,679 2.1% 9,640 6,341 3,299 2.0%
Total 19,816 13,793 6,022 2.5% 19,816 14,190 5,626 2.5%
Summary Forborne portfolio by forbearance

type (*)
in EUR million 2021 2020
Forbearance type Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio
Loan modification 18,311 13,128 5,183 2.3% 17,877 12,937 4,940 2.3%
Refinancing 1,505 666 839 0.2% 1,939 1,252 686 0.2%
Total 19,816 13,793 6,022 2.5% 19,816 14,190 5,626 2.5%
As per 31 December 2021, ING’s total forborne assets remained stable at € 19.8 billion compared to 31 December
2020. Wholesale Banking decreased by € 0.4

billion, whereas Retail Banking increased by €
0.4

billion.
Wholesale Banking (*)
As per December 2021, Wholesale Banking

forborne assets amounted to €
9.8

billion, which represented
3.1 % of
the total Wholesale Banking portfolio (Lending and Investment credit outstanding).
Wholesale Banking: Forborne portfolio by geographical

area (*)
in EUR million 2021 2020
Region Outstandings
Of which:
performing
Of which: non-
Outstandings
Of which:
performing
Of which: non-
performing performing
Europe
Netherlands 1,012 811 201 842 700 142
Belgium 329 321 8 255 175 81
Germany 868 658 210 845 676 170
United Kingdom 1,344 913 432 1,738 1,606 132
Italy 286 261 25 353 317 36
Norway 79 29 50 78 32 47
Poland 181 160 21 199 101 98
Rest of Europe 2,381 2,181 200 2,404 2,149 255
America 1,900 1,326 574 2,338 1,541 796
Asia 685 292 393 555 194 362
Australia 568 416 152 365 251 113
Africa 164 88 76 202 109 94
Total 9,798 7,455 2,343 10,176 7,849 2,327
Wholesale Banking: Forborne portfolio by economic

sector (*)
in EUR million 2021 2020
Industry Outstandings
Of which:
performing
Of which: non-
Outstandings
Of which:
performing
Of which: non-
performing performing
Natural Resources 2,047 1,177 870 2,370 1,397 973
Transportation & Logistics 1,336 1,061 274 1,453 1,253 201
General Industries 366 321 45 661 605 55
Food, Beverages & Personal Care 1,202 749 452 1,475 1,216 260
Real Estate 1,665 1,570 95 529 365 165
Chemicals, Health & Pharmaceuticals 347 324 22 394 364 30
Builders & Contractors 177 135 41 449 370 78
Utilities 407 271 136 290 141 149
Services 793 687 106 750 643 106
Retail 361 304 57 346 296 49
Automotive 581 535 46 768 714 54
Other 516 318 197 691 485 206
Total 9,798 7,455 2,343 10,176 7,849 2,327
The main concentration of forborne assets in a single country was in the United Kingdom with 14% (2020: 17%)
of the total Wholesale Banking forborne assets and 18% (2020: 6%) of the total non-performing forborne assets.
Wholesale Banking forborne assets decreased by € 378

million compared to 2020, of which the performing
forborne assets decreased by € 394

million. The decrease of the performing forborne assets was visible across most industries, offset by an increase for Real Estate. On a regional basis, the decrease was mainly visible in the
United Kingdom and America.
Wholesale Banking forborne assets were mainly concentrated in Natural Resources, Real Estate, Transportation
& Logistics and Food Beverages & Personal Care. Together they accounted for 64 % of the total Wholesale
Banking forborne assets and 72
% of the total Wholesale Banking non-performing forborne assets. Back in

2020,
the main concentration was witnessed Natural Resources, Food Beverages & Personal Care- and Transportation
& Logistics with 52
% of the total WB forborne. In 2021, a significant increase in forborne assets was visible in

Real
Estate (+€ 1.1

billion), offset by a decrease in Natural Resources (-€
0.3

billion), General Industries (-€
0.3

billion),
Food, Beverages & Personal Care (-€ 0.3

billion) and Builders & Contractors (-€
0.3

billion). Relative to the views
towards sectors, also note the sector based approach as explained in the Management adjustments paragraph in the Loan Loss Provisioning section.
Retail Banking (*)
As per end of December 2021, Retail Banking forborne assets amounted to a total of € 10.0 billion, which
represented 2.1 % of the total Retail Banking portfolio (Lending and Investment credit outstanding).
Retail Banking: Forborne portfolio by

geographical area (*)
in EUR million 2021 2020
Region Outstandings
Of which:
performing
Of which: non-
Outstandings
Of which:
performing
Of which: non-
performing performing
Europe
Netherlands 4,171 3,224 947 4,415 3,447 968
Belgium 3,319 2,035 1,284 2,672 1,621 1,051
Germany 497 306 191 578 410 168
Turkey 146 97 49 307 218 89
Poland 450 152 298 349 112 237
Romania 115 49 66 114 59 55
Italy 129 47 82 49 13 37
Spain 35 11 23 22 10 12
Rest of Europe 99 68 30 80 42 37
America 9 7 2 10 9 1
Asia 3 1 1 3 1 2
Australia 1,045 340 705 1,041 399 643
Africa 1 0 0 0 0 0
Total 10,018 6,339 3,679 9,640 6,341 3,299
The main concentration of forborne assets in a single country was in the Netherlands with
42% (2020: 46%) of
the total Retail Banking forborne assets and 26% (2020: 29%) of the non-performing forborne assets. Then
Belgium followed with 33% (2020: 28%) of the total Retail Banking forborne assets. Out of the total of €10.0 billion,

an amount of €4.6 billion is related to mortgages (2020: €4.6 billion).
Payment holidays
Globally, 2021 has been still dominated by the Covid-19 pandemic and the distressing human and economic cost
thereof. Despite increasing vaccination rates and a further reopening of economies during the year, the end of
2021 was marked again by increasing infection rates due to the spread of new virus variants. In many countries, governments have adopted economic support programs (such as tax advantages, unemployment regulations or guarantees) to address the adverse systemic economic impact of the coronavirus. In addition, various initiatives have been taken by ING to support our clients to manage these extraordinary times by way of granting temporary payment holidays, (guaranteed) new money facilities etc.

Governments in almost all Retail Banking countries have adopted measures providing for payment holidays.
During 2020 and 2021, in line with the EBA moratoria guidelines,

approximately
137,000

customers had been
granted payment holidays under schemes that were eligible under the EBA moratoria guidelines. The total exposure of loans for which a payment holiday was granted amounts to € 15.3 billion, of which over
57 % were for
customers located in the Netherlands and Belgium. At the end of 2021, 99.8 % of granted payment holidays had expired.
The payment

holiday

schemes

offered

in the

various

countries

differ

in terms

of scope,

benefit

duration

and key
conditions

and are

mainly

applied

to business

lending,

mortgages

and consumer

loans.
The various measures taken by ING to alleviate the impact of Covid-19 also impacted the loan classification in
terms of forbearance and consequently IFRS 9 staging. In light of this, the EBA has provided guidelines that expired on 30 September 2020, which defined eligibility criteria for a payment holiday arrangement offered to a large group of customers to be classified as a “general payment moratorium”.

Based on the guidelines, the
granting of these payment holidays did not lead to forbearance classifications. A small number of payment holidays were granted outside this scheme and were flagged as forborne. ING followed the EBA guidelines and when a payment holiday was provided to a customer as part of a “general payment moratorium”,

ING did not
consider this measure to classifiable as forbearance. EBA further extended these guidelines in the first week of
December 2020, valid until 31 March 2021, with certain extra conditions. ING decided not to make use of the
extension of these guidelines and took the decision to treat exposures subject to a payment holiday under new
or extended schemes (after September 2020) as IFRS 9 stage 2 or stage 3 exposures. Limited exceptions, due to local regulatory requirements, were specifically approved by the highest credit policy approval body (GCTP).

To
address the elevated risk for clients with payment holidays a management adjustment was considered necessary.
Please refer to the paragraph on ‘Management adjustments’ in the Loan Loss Provisioning section.
Non-performing loans (*)
ING’s loan portfolio is under constant review.

Loans to obligors that are considered more than 90 days past due on material exposure are reclassified as non-performing. For business lending portfolios, there generally are reasons for declaring a loan non-performing prior to the obligor being 90 days past due. These reasons include,
but are not limited to, ING’s assessment of the customer’s perceived inability to meet its financial obligations, or the customer filing for bankruptcy or bankruptcy protection.
The table below represents the breakdown by industry of credit risk outstandings for lending and investment positions that have been classified as non-performing.
Non-performing Loans: outstandings by economic

sector and business lines (*)
1
in EUR million
Wholesale Banking Retail Benelux
Retail Challengers
& Growth Markets Corporate Line Total
Industry 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Private Individuals - - 2,424 2,879 2,445 2,480

-

-
4,869 5,359
Natural Resources 1,325 1,434 46 63 27 36

-

-
1,398 1,533
Food, Beverages & Personal
Care
681 668 428 420 130 138

-

-
1,239 1,226
Transportation & Logistics 575 786 180 201 52 44

-

-
807 1,031
Services 224 313 499 474 63 58

-

-
786 844
Builders & Contractors 93 148 224 398 112 133

-

-
429 680
Real Estate 132 217 495 416 59 21

-

-
686 655
General Industries 66 138 272 232 123 133

-

-
461 502
Non-Bank Financial Institutions 56 18 24 26 4 3

-

-
85 47
Retail 140 85 103 170 47 54

-

-
290 309
Other

2
541 579 340 335 90 103

-
295 971 1,312
Total 3,833 4,386 5,035 5,614 3,153 3,203

-
295 12,021 13,497
1

Based on Lending and Investment outstandings.
2

Economic sectors not specified in above overview are grouped in Other.
Non-performing Loans: outstandings by economic

sectors and geographical area

(*)
in EUR million Region Total
Industry
Netherlands Belgium Germany Poland Spain United Kingdom France Luxemburg Rest of Europe America Asia Australia Africa
2021
Private Individuals 776 1,578 721 206 232 8 16 35 497 3 4 791 1 4,869
Natural Resources 67 44

-
20

-
27 116 577 421 90 37 1,398
Food, Beverages & Personal
Care
299 176 25 111

-
226 7 2 37 228 128 1 1,239
Transportation & Logistics 385 55 1 35 47 20 3 165 29 49 17 807
Services 199 385 45 5 66 4 22 52 6 1 786
Builders & Contractors 43 188 4 83

-

-
2 58 50

-

-
429
Real Estate 167 303

-
61 88 21 21 9

-

-
16

-
686
General Industries 110 173 18 91

-
4 3 34 27

-
461
Non-Bank Financial
Institutions
7 8

-
4

-
9 14 8 34 1

-
85
Retail 40 70 34 30

-

-
56 1 21 21 14 2 290
Other

1
119 275 201 81 12 14 6 83 64 48 67 971
Total 2,212 3,255 1,005 768 284 447 119 87 1,056 1,060 656 966 105 12,021
1

Economic sectors not specified in above overview are grouped in Other.
Non-performing Loans: outstandings by economic

sectors and geographical area

(*)
in EUR million Region Total
Industry
Netherlands Belgium Germany Poland Spain United Kingdom France Luxemburg Rest of Europe America Asia Australia Africa
2020
Private Individuals 1,040 1,760 712 214 239 7 18 38 555 5 4 766 1 5,359
Natural Resources 75 48 0 20 25 0 0 171 659 394 93 49 1,533
Food, Beverages & Personal
Care
324 165 80 114 15 11 68 1 76 240 132 1 0 1,226
Transportation & Logistics 346 54 1 42 47 18 0 3 110 40 352 18 0 1,031
Services 190 495 0 42 5 0 1 4 28 73 6 0 844
Builders & Contractors 66 361 1 93 0 0 4 107 47 0 0 680
Real Estate 144 255 86 15 80 15 17 26 16 655
General Industries 111 161 7 91 0 5 0 93 32 1 1 0 502
Non-Bank Financial
Institutions
9 13 3 0 0 4 13 4 1 47
Retail 66 140 0 41 3 6 1 36 13 3 0 309
Other

1
427 259 138 116 0 12 14 8 143 120 23 7 45 1,312
Total 2,799 3,710 939 862 320 156 126 81 1,359 1,220 925 905 95 13,497
1

Economic sectors not specified in above overview are grouped in Other.
The non-performing portfolio decreased in 2021, mainly due to decreased outstandings in Private Individuals,

in
Builders & Contractors and in the Transportation & Logistics industry.

The decrease is visible in all businesses and
also in almost all sectors. In the Netherlands, the Non Performing in Private Individuals decreased mainly
because of cures (ending their default probation).
Loan loss provisioning (*)
ING recognises loss allowances based on the expected credit loss (ECL) model of IFRS

9, which is designed to be
forward-looking. The IFRS 9 impairment requirements are applicable to on-balance sheet financial assets measured at amortised cost or fair value through other comprehensive income (FVOCI), such as loans,

debt
securities and lease receivables, as well as off-balance sheet items such as undrawn loan commitments, certain
financial guarantees

issued,

and undrawn committed revolving credit facilities.
ING distinguishes between two types of calculation methods for credit loss allowances:
◾ Individual Lifetime ECL for credit-impaired (Stage 3) financial instruments with exposures above €1 million;
◾ Collective 12-month ECL (Stage 1) and Lifetime ECL (Stage 2) for portfolios of financial instruments, as well as
Lifetime ECL for credit impaired exposures (Stage 3) below €1 million.
IFRS 9 models (*)
The IFRS 9 models leverage on the internal rating-based (IRB) models (PD, LGD, EAD), which include certain required conservatism. To include IFRS 9 requirements, such regulatory conservatism is removed from the ECL parameters (PD, LGD and EAD). The IFRS 9 models apply two types of adjustments to the ECL parameters: (1) to economic outlook and (2) for Stage 2 and Stage 3 assets only, to the lifetime horizon. The IFRS 9 model parameters are estimated based on statistical techniques and supported by expert judgement.
ING has aligned the definition of default for regulatory purposes with the definition of ‘credit-impaired’ financial
assets under IFRS 9 (Stage 3). To comply with the new regulatory technical standards (RTS) and EBA guidelines,
ING updated its definition of default in the first quarter of 2020. Consequently, ING updated this definition also for IFRS 9 purposes,

which accordingly is taken into account in updates of IFRS9 models.

More information can be found in section 1.6 of the Consolidated Financial Statements.
Climate and environmental risks in IFRS 9 models (*)
ING is evolving in its credit risk management framework

to develop a better understanding

of emerging climate and
environmental risks. Banks,

including ING, are in the process of collecting and analysing empirical historical data and
moving towards embedding these emerging

risks into their credit risk management

processes and eventually into

their
IFRS 9 ECL models.

At this point in time it is not yet possible to

incorporate climate risk separately

into IFRS 9 ECL models given the lack of
sufficient empirical historical

data. The impact of climate risk is however

currently implicitly embedded in ING’s

ECL
models through the macroeconomic forecasts

used for both the baseline and two alternative

scenarios (downside and
upside). In particular,

where climate and environmental

factors have

impacted the economy in the recent past

or
present, these impacts are reflected

in projected macro-economic indicators

(e.g. GDP growth and unemployment
rates).

We note that ING’s

ECL models are primarily sensitive to the short-term

economic outlook (we use a 3 year time
horizon for macroeconomic outlook

after which a mean reversion approach

is applied), and therefore the longer-term
environmental/climate

risk is not yet incorporated

.
With regard to our evaluation

of climate-related matters,

where such events have

already occurred (e.g. floods), the
impact of such events are individually assessed

in the calculation of stage 3 Individual provisions

and factored into
ING’s normal credit monitoring

and identification processes. For

example, we consider whether the affected

assets
have suffered a significant

increase in credit risk (or are credit

impaired) and whether the ECL is appropriate.
Reconciliation gross carrying amount

(IFRS 9 eligible) and statement of financial position
in EUR million 2021 2020

Gross
Carrying
Amount

Allowances
for credit
losses

Cash and
on-demand
bank
positions

Reverse
Repurchase
transactions

Cash
collateral

other

Statement
of
financial

position

Gross
Carrying
Amount

Allowances
for credit
losses

Cash and
on-demand
bank
positions

Reverse
Repurchase
transactions

Cash
collateral

other

Statement
of
financial

position

Amounts held at Central Banks

104,875 -6 1,650 1 106,520 109,242 -3 1,851 -2 111,087
Loans and Advances to Banks

15,213 -22 1,675 3,403 3,287 36 23,592 16,660 -23 2,162 4,869 3,639 -1,943 25,364
Financial Instruments FVOCI Loans

837 -1 3 838 1,053 -2 4 1,056
Financial Instruments FVOCI Debt securities

27,201 -12 150 27,340 32,781 -12 208 32,977
Securities at Amortised Cost

47,358 -19 980 48,319 49,223 -17 1,381 50,587
Loans and Advances to customers

622,327 -5,274 1,487 3,178 3,404 625,122 589,565 -5,779 1,551 4,679 3,954 593,970
Total on-balance (IFRS 9 eligible) 817,812 -5,334 3,325 4,890 6,466 4,574 831,731 798,524 -5,836 4,012 6,420 8,319 3,603 815,041
Guarantees and irrevocable facilities (IFRS 9 eligible) 134,122 -34 118,418 -17
Total Gross

Carrying Amount (IFRS 9 eligible)

951,934 -5,368 916,942 -5,854
This table presents the reconciliation between the Statement of Financial Position and the gross carrying amounts used for calculating the expected credit losses. No expected credit loss is calculated for cash, on-
demand bank positions, reverse repurchase transactions, cash collateral received in respect of derivatives and other. Therefore

these amounts are not included in the total gross carrying amount

(IFRS 9 eligible). Other
includes value adjustments on hedged items, deferred acquisition cost on residential mortgages and a receivable which is offset against a liquidity facility.
Portfolio quality (*)
The table below describes the portfolio composition over the different IFRS 9 stages and rating classes. The Stage
1 portfolio represents 93.5% (2020: 92.1%) of the total gross carrying amounts, mainly composed of investment
grade, while Stage 2 makes up 5.2% (2020: 6.5%) and Stage 3 makes up 1.3% (2020: 1.5%) total gross carrying amounts, respectively.
Gross carrying amount per IFRS 9 stage

and rating class (*)
1,2,3
in EUR million
12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
2021
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 107,788 3 0 107,788 3
2-4 (AA) 106,673 5 197 106,870 5
5-7 (A) 152,167 17 1,000 1 153,167 17
8-10 (BBB) 328,301 73 7,232 14 335,533 87
Non-Investment grade
11-13 (BB) 163,228 208 14,679 86 177,908 294
14-16 (B) 26,852 185 17,931 404 44,783 589
17 (CCC) 5,377 10 4,354 198 9,730 207
Substandard grade
18 (CC) 2,314 173 2,314 173
19 (C) 1,769 142 1,769 142
Non-performing loans 20-22 (D) 12,072 3,851 12,072 3,851
Total 890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€
133.3

billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€
95.1

billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.
2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS

9. Total IAS 37 provisions (€
114.4

million) are excluded.
Gross carrying amount per IFRS 9 stage

and rating class (*)
1,2,3
in EUR million
12-month ECL (Stage 1)
4
Lifetime ECL not credit
impaired (Stage 2)
4
Lifetime ECL credit impaired
(Stage 3)
Total
2020
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 109,734 3 46 0 0 0 109,780 3
2-4 (AA) 108,776 6 646 0 0 0 109,422 6
5-7 (A) 137,991 27 707 1 0 0 138,698 28
8-10 (BBB) 297,502 88 4,839 12 0 0 302,341 100
Non-Investment grade
11-13 (BB) 159,076 239 18,513 133 0 0 177,588 372
14-16 (B) 28,335 208 23,742 570 0 0 52,077 777
17 (CCC) 2,817 9 5,113 259 0 0 7,930 269
Substandard grade
18 (CC) 0 0 3,384 248 0 0 3,384 248
19 (C) 0 0 2,323 254 0 0 2,323 254
Non-performing loans 20-22 (D) 0 0 0 0 13,398 3,797 13,398 3,797
Total 844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€
118.4

billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€
89.1

billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.
2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS

9. Total IAS 37 provisions (€
74.8

million) are excluded.
4 Prior year numbers adjusted reflecting model adjustment in residential mortgages Netherlands.
Changes in gross carrying amounts and loan loss provisions (*)
The table below provides a reconciliation by stage of the gross carrying amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. The transfers of
financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL. This includes the net-remeasurement of ECL arising from stage transfers, for example, moving from a 12-month (Stage 1) to a lifetime (Stage 2) ECL measurement basis.
The net-remeasurement line represents the changes in provisions for facilities that remain in the same stage.
Please note the following comments with respect to the movements observed in the table below:
◾ Stage 3 gross carrying amount decreased by € 1.3

billion from €
13.4

billion as per 31 December 2020
mainly as a result of generally low inflow into NPL in 2021, primarily due to Government support
measures;
◾ Stage 2 gross carrying amount decreased by € 9.8

billion from €
59.3

billion as per 31 December 2020.
This is mainly caused by the Significant Lifetime PD trigger (-/-€ 7.9 billion) driven by favourable macro-
economic forecasts and the Watch List trigger (-/-€ 6.6

billion), offset by increases in other triggers which
are mainly more than 30 Days Past Due (€ 2.4

billion) and Forbearance (€
1.6

billion). For the latter, a 2-
year probation period is required before a client can move back to Stage 1;
◾
Transportation & Logistics (including Aviation), Real Estate,

Services and Food, Beverages & Personal
Care (latter two including Hospitality & Leisure) were the sectors particularly impacted by the Covid-19 pandemic. In 2021 these sectors showed material releases in Stage 2 amounts compared to 31
December 2020 of € 1.0

billion, €
1.7

billion, €
2.2

billion and €
1.3

billion respectively, as the impact of the
pandemic turned out to be less harsh than expected last year and several files were being taken off the watchlist. These sectors however still are the largest Stage 2 contributors representing 10%, 9%, 8 % and
8 % of the total Stage 2 gross carrying amounts respectively;
◾ Changes in models/Risk parameters is mainly related to the most important redeveloped models in
2021, being Netherlands mortgages, Germany mortgages and the models in

Belgium.
Additional information on macroeconomic scenarios is included in the section ‘Macro-economic scenarios and
sensitivity analysis of key sources of estimation uncertainty’.
Changes in gross carrying amounts and

loan loss provisions (*)
1, 2
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
2021
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
Transfer into

12-month ECL (Stage 1)
15,157 20 -14,322 -279 -835 -54 -0 -313
Transfer into

lifetime ECL not credit impaired (Stage 2)
-19,737 -32 20,537 206 -800 -75 -0 100
Transfer into

lifetime ECL credit impaired (Stage 3)
-2,166 -13 -1,589 -96 3,755 820 -0 712
Net remeasurement of loan loss provisions
-130 -228 404 46
New financial assets originated or purchased
208,501 149 208,501 149
Financial assets that have been derecognised
-125,819 -73 -11,935 -104 -1,898 -237 -139,652 -414
Net drawdowns and repayments
-29,781 -2,527 -694 -33,002
Changes in models/risk parameters

12 41 130 184
Increase in loan loss provisions
-67 -460 989 462
Write-offs
-854 -854 -854 -854
Recoveries of amounts previously written off
45 45
Foreign exchange and other movements
-13 1 -125 -138
Closing balance
890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
1

Stage 3 Lifetime credit impaired provision includes €
4

million on Purchased or Originated Credit Impaired.
2

The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €
516

million of which €
462

million related to IFRS-9 eligible financial assets, €
43

million related to non-credit replacement guarantees and €
11

million to modification gains and losses on
restructured financial assets.
Changes in gross carrying amounts and

loan loss provisions (*)
3
in EUR million 12-month ECL (Stage 1)
2
Lifetime ECL not credit
impaired (Stage 2)
2
Lifetime ECL credit impaired
(Stage 3)
1
Total
2020
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
819,810 490 38,519 881 10,955 3,275 869,284 4,646
Transfer into

12-month ECL (Stage 1)
9,139 24 -8,899 -200 -240 -18 0 -194
Transfer into

lifetime ECL not credit impaired (Stage 2)
-39,093 -76 39,601 651 -509 -57 0 518
Transfer into

lifetime ECL credit impaired (Stage 3)
-3,592 -30 -1,879 -163 5,471 1,518 0 1,325
Net remeasurement of loan loss provisions
0 109 0 450 0 700 0 1,259
New financial assets originated or purchased
161,333 178 0 0 0 0 161,333 178
Financial assets that have been derecognised
-116,035 -85 -6,987 -107 -897 -236 -123,919 -428
Net drawdowns and repayments
12,669 0 -1,043 0 -181 0 11,444 0
Changes in models/risk parameters

0 0 0 7 0 0 0 7
Increase in loan loss provisions
0 119 0 638 0 1,908 0 2,666
Write-offs
0 0 0 0 -1,200 -1,200 -1,200 -1,200
Recoveries of amounts previously written off
0 0 0 0 0 39 0 39
Foreign exchange and other movements
0 -28 0 -42 0 -226 0 -297
Closing balance
844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
1

Stage 3 Lifetime credit impaired provision includes €
4

million on Purchased or Originated Credit Impaired.
2

Prior year numbers adjusted reflecting model adjustment in residential mortgages Netherlands.

3

The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €
2,675

million of which €
2,666

million related to IFRS-9 eligible financial assets, €
-4

million related to non-credit replacement guarantees and €
13

million to modification gains and losses on
restructured financial assets.
Exposure per stage, coverage

ratio and stage ratio’s
2
in EUR million 2021 2020
Balance sheet
Gross Carrying
Amount
Allowances for
credit losses
Coverage

ratio
Stage Ratio
Gross Carrying
Amount
Allowances for
credit losses
Coverage

ratio
Stage Ratio
Loans and advances to Banks (including Central Banks)
120,089 28 0.0% 125,902 26 0.0%
Stage 1
119,896 24 0.0% 100% 125,643 21 0.0% 100%
Stage 2
193 4 2.0% 0% 259 5 2.0% 0%
Stage 3
Loans and advances to Customers
622,327 5,274 0.8% 589,565 5,779 1.0%
of which: Residential mortgages
310,068 513 0.2% 297,145 513 0.2%
Stage 1
297,915 37 0.0% 96% 283,361 36 0.0% 95%
Stage 2
8,777 128 1.5% 3% 10,065 141 1.4% 3%
Stage 3
3,376 348 10.3% 1% 3,719 336 9.0% 1%
Of which: Consumer Lending (excl. Residential mortgages)
32,423 1,409 4.3% 32,154 1,337 4.2%
Stage 1
28,554 217 0.8% 88% 27,854 187 0.7% 87%
Stage 2
2,654 367 13.8% 8% 2,866 347 12.1% 9%
Stage 3
1,215 825 67.9% 4% 1,435 802 55.9% 4%
Of which: Loans to public authorities
14,333 12 0.1% 14,335 8 0.1%
Stage 1
13,906 2 0.0% 97% 14,076 3 0.0% 98%
Stage 2
344 5 1.5% 2% 189 2 1.0% 1%
Stage 3
84 4 5.1% 1% 70 4 5.1% 0%
Of which: Corporate Lending
265,503 3,340 1.3% 245,931 3,921 1.6%
Stage 1
230,133 185 0.1% 87% 201,297 300 0.1% 82%
Stage 2
28,568 505 1.8% 11% 36,936 977 2.6% 15%
Stage 3
6,801 2,649 39.0% 3% 7,698 2,644 34.4% 3%
Other IFRS 9 Eligible Financial Instruments 1
209,518 66 0.0% 201,475 48 0.0%
Stage 1
199,982 35 0.0% 95% 192,000 35 0.0% 95%
Stage 2
8,941 6 0.1% 4% 8,999 3 0.0% 4%
Stage 3
596 24 4.1% 0% 476 10 2.2% 0%
Total Gross Carrying

Amount (IFRS 9 eligible)

951,934 5,368 0.6% 916,942 5,854 0.6%
1

Includes Off balance sheet IFRS 9 eligible guarantees and irrevocable facilities
2

The exposure classification to residential mortgages, consumer lending and corporate lending is aligned to the regulatory definition
Modification of financial assets
The table below provides the following information:
- Financial assets that were modified during the year (i.e. qualified as forborne) while they had a loss allowance
measured at an amount equal to lifetime ECL.

- Financial assets that were reclassified to stage 1 during the period.
Financial assets modified (*)
in EUR million 2021 2020
Financial assets modified during the period
Amortised cost before modification 2,595 2,840
Net modification results -47 -144
Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-
month measurement during the period
448 312
Modifications that have been provided in 2020 and 2021 under general payment moratoria (payment holidays)
are not included in this analysis. Refer to ‘Payment holidays’,

above, for details.
Macroeconomic scenarios and sensitivity analysis of key sources of estimation uncertainty

(*)
Methodology (*)
Our methodology in relation to the adoption and generation of macroeconomic scenarios is described in this
section. We continue to follow this methodology in generating our probability-weighted ECL, with consideration of alternative scenarios and management adjustments supplementing this

ECL where, in management's opinion,
the consensus forecast does not fully capture the extent of recent credit or economic events. The macroeconomic scenarios are applicable to the whole ING portfolio in the scope of IFRS 9 ECLs.
The IFRS 9 standard, with its inherent complexities and potential impact on the carrying amounts of our assets
and liabilities, represents a key source of estimation uncertainty. In particular,

ING’s reportable ECL numbers are
most sensitive to the forward-looking macroeconomic forecasts used as model inputs, the probability-weights applied to each of the three scenarios, and the criteria for identifying a significant increase in credit risk. As such,
these crucial components require consultation and management judgement, and are subject to extensive governance.
Baseline scenario (*)
As a baseline for IFRS 9, ING has adopted a market-neutral view combining consensus forecasts for economic variables (GDP,

unemployment) with market forwards (for interest rates, exchange rates and oil prices). The
Oxford Economics’ Global Economic Model (OEGEM) is used to complement the consensus with consistent projections for variables for which there are no consensus estimates available (most notably house prices and –
for some countries - unemployment), to generate alternative scenarios, to convert annual consensus information to a quarterly frequency and to ensure general consistency of the scenarios. As the baseline scenario is consistent
with the consensus view it can be considered as free from any bias.

The relevance and selection of macroeconomic variables is defined by the ECL models under credit risk model
governance. The scenarios are reviewed and challenged by two panels. The first panel consists of economic experts from Global Markets Research and risk and modelling specialists, while the second panel consists of
relevant senior managers.

Alternative scenarios and probability weights (*)
Two alternative scenarios are taken into account; an upside and a downside scenario. The alternative scenarios have technical characteristics as they are based on the forecast errors of the OEGEM.
To understand

the baseline level of uncertainty around any forecast, Oxford Economics keeps track of all its forecast errors of the past 20 years. The distribution of forecast errors for GDP,

unemployment, house prices and
share prices is applied to the baseline forecast creating a broad range of alternative outcomes. In addition, to understand the balance of risks facing the economy in an unbiased way, Oxford Economics runs a survey with respondents from around the world and across a broad range of industries. In this survey the respondents put forward their views of key risks. Following the survey results, the distribution of forecast errors (that is being used for determining the scenarios) may be skewed.
For the downside scenario, ING has chosen for the 90th percentile of that distribution because this corresponds
with the way risk management earnings-at-risk is defined within the Group. The upside scenario is represented
by the 10th percentile of the distribution. The applicable percentiles of the distribution imply a 20% probability
for each alternative scenario. Consequently, the baseline scenario has a 60% probability weighting. Please note that, given their technical nature, the downside and upside scenarios are not based on an explicit specific
narrative.
Macroeconomic scenarios applied (*)
The loan loss provisions are based on the December 2021 consensus forecasts.
Baseline assumptions (*)
The general picture that the consensus conveys is that supply chain disruption, elevated energy prices as well as covid related mobility restrictions will fade in the course of 2022. While slowing, the economic recovery
continues in the period 2022-2024 and inflation peaks in 2021-2022.

The monetary policy stance in the US and
the eurozone is expected to become gradually less loose. However, with global monetary conditions remaining loose, housing markets remain overall well supported but the rate of increase of house prices is expected to decrease in most markets over the forecast period.

The December 2021 consensus expects global output (ING

definition), after a strong rebound in 2021 of
5.7%, to
continue to recover.

For 2022, a growth rate

of
4.1 % is being anticipated which is expected to level off to an at or below 3
% growth rate for the years thereafter.

Eurozone GDP has reached again its pre-pandemic level in Q4 2021. As for the US, economic momentum in the
eurozone is seen gradually normalising after the strong rebound in 2021. Inflationary pressures, supply-side disruptions and a challenging health situation

weigh on the outlook.
Elsewhere in Europe, the consensus sees economic growth for Poland in 2022 at 4.9%, below the rate of economic growth in 2021 ( 5.2%). For the years thereafter some slowing down to 4.2% (2023) and 3.5% (2024) is expected. For Turkey,

after strong economic performance in 2021

(
9.3%), economic growth is expected to
decrease to at or around 3.5 % in 2022-2024.
While already running above pre-pandemic levels again, demand in the

US economy remains resilient.
Consumers may spend down excess savings generated during the episodes of pandemic-related uncertainty. This, together with robust income growth driven by a resilient jobs market should provide support to domestic demand. Elevated job openings, hirings, and quits point to sturdy labour market fundamentals and the consensus expects the labour market to tighten further in 2022 and 2023. However, reduced supply of inputs caused by disruption to global supply chains and increased inflation

are weighing on economic activity. As a result, the
consensus expects the growth rate of the US economy to level off from 5.6 % in 2021 to 4.0 % in 2022 and 2.5%
or below in 2023-2024.
The consensus expects GDP growth for China to be in

a
5

-
5.5 % range in 2022-2024, down from a strong
rebound of 8.0 % in 2021. The slowdown reflects the government’s relatively tight regulatory and credit stance regarding real estate developers and measures to rein in house price increases and mortgage approvals slowing down real estate investment.

In Australia, economic growth is expected to strengthen in the course of 2022. The consensus sees economic growth slowing to at or below 3 % in 2023 and 2024 after expanding by 3.8 % in 2022.

When compared to the December 2020 consensus forecast, used for the 2020 Annual Report, the

December
2021 forecast assumes a stronger economic recovery. Global GDP is expected to increase by 5.7 % in 2021
(compared to 5.0 % assumed before) and 4.1
% in 2022

(
3.8 % assumed before). This upward adjustment follows
on from a more effective than expected roll-out of vaccination programs, higher than assumed fiscal stimulus and generally better than expected realizations.
Alternative scenarios and risks (*)
Although vaccination against Covid-19 has progressed swiftly in many countries, uncertainty surrounding the forecasts remains larger than usual. This reflects continued uncertainty around the development and impact of the pandemic. The pandemic could worsen (again) as, given globally still low rates of vaccination, the emergence
of new, possibly more virulent, variants cannot be excluded.
To reflect the general

increase of uncertainty surrounding the forecasts, the dispersion of the alternative scenarios was widened in 2020. Specifically, the forecast bandwidths projected for the end of the forecast horizon has been applied to the near-term as well. As the forecast-error distributions widen over time,

this
means that the distributions became wider in the near-term

and thus allow for a wider range of possible
outcomes. Meanwhile, at the end of the scenario horizon they remained unchanged and are hence comparable
to scenarios generated prior to the pandemic.
In the scenarios applied at year end 2021 the above-mentioned near-term dispersion has been halved, following
Oxford Economics’ research showing that the harm from lockdowns has halved from what it was in the first half of 2020. The downward skew following on from the outcomes of Oxford Economics’ Global Risk Survey has been maintained. As a result of this, the near-term dispersion of the forward-looking distributions (from which the
alternative scenarios are derived) remains larger than in normal times, but it now also reflects the adaptability of
economies to the pandemic.

The upside scenario – though technical in nature – implies, for most countries, a quick return of output to its pre-
coronavirus baseline forecast and more positive medium-term prospects than envisaged in the baseline scenario.
In this scenario unemployment rates quickly fall back from their peaks and reach new lows in the mid-2020s.

The downside scenario, while being equally technical in

nature, results in a renewed global downturn in the near-
term. The downside scenario reflects the risk of the coronavirus pandemic remaining a drag on the global
economy, if new highly transmissible and more virulent variants (than Omicron) result in renewed restrictions.
The subsequent recovery would be more sluggish, as the combination of persistent restrictions, increased risk
aversion and long-term scarring weigh heavily on the global economy. The downside scenario also captures the risks of supply chain disruptions and higher inflation hampering economic growth.
Management adjustments applied this year (*)
In times of volatility and uncertainty where portfolio quality and the economic environment are changing rapidly,
models alone may not be able to accurately predict losses. In these cases, management adjustments can be
applied to appropriately reflect ECL. Management adjustments can also be applied where the impact of the
updated macroeconomic scenarios is over- or under-estimated by the IFRS 9 models.

ING has internal governance frameworks and controls in place to assess the appropriateness of all management adjustments.
Management adjustments to ECL

models (*)
in EUR million 2021 2020
Model time lag overlay 0 394
Economic sector based adjustments 341 0
Payment holiday adjustments 32 244
Reserve Based Lending adjustment 0 25
Mortgage portfolio adjustment 124 0
Other Post Model Adjustments 135 17
Total management adjustments 632 680
An economic sector-based management adjustment of € 341

million was taken in December 2021 because of
delays in defaults occurring in the Covid-19 related crisis, mainly as a result of government support programmes, while GDP growth forecasts as well as unemployment rates and house prices improved over 2021 and which triggered releases of the model based provisions. As it is

expected that additional defaults as a result of the
Covid-19 crisis will still come in, especially in certain sectors where a significant change to the business models is
observed, a sector-based management adjustment was calculated. In determining the sector-based management adjustment, a heatmap approach was used to adjust the probability of default for sectors where businesses are significantly impacted by the pandemic. Refer also to the section ‘Covid-19 sensitive sectors’. The Acquisition
Finance portfolio is also in scope of the sector based management adjustment, given the highly leveraged nature
of the product.
The economic sector-based management adjustment replaced the time lag overlay of € 394 million that was
recognised as at 31 December 2020 and which was calculated using a scenario with a time lag between GDP
growth forecasts deteriorating and defaults occurring, but did not differentiate between sectors. Also the management adjustment that was recognised in 2020 for the Reserved Based Lending book was released in
2021, mainly as result of increased oil prices.

As mentioned earlier, per the guidance from EBA that expired on 30 September 2020, Covid-19 related payment holidays granted have not automatically been classified as forbearance, and hence, have not automatically triggered recognition of lifetime ECL in Stage 2. Payment holidays have also been granted in certain countries in
2021, though to a much lesser extent than in 2020. Looking

forward, it is expected that the phasing out of all the
support measures in 2022 could lead to more insolvencies and unemployment.

This could lead to more clients
getting into financial difficulties and to higher levels of defaults. To the extent ING believes that this elevated risk is not yet covered in the IFRS 9 models, a management adjustment has been recognised. As at 31 December

2021
this management adjustment is reported in Retail Banking in Belgium, Italy and Australia. As many payment holiday programs have already expired, this management adjustment has decreased to € 32 million as at 31
December 2021 coming from € 244

million a year ago.

ECL of mortgage portfolios determined by the models continued to decrease rapidly during 2021, driven by significant increase of house prices in various countries. Management adjustments of

€
124

million in total,
mainly in stage 2 and 3, have been recognised in ING Netherlands, Belgium,

Germany and Australia to maintain
an appropriate level of ECL and reflecting a potential impact of higher inflation and rates on clients’ ability to pay and a potential impact of market uncertainty on the recovery value of residential real estate. The management adjustment for the Netherlands mortgage portfolio was determined by developing three alternative macroeconomic forecast scenarios, in addition to the consensus base, up- and down-scenarios,

that reflect a
correction in the house prices in the next 3 years bringing it back in line with the historical growth rate. For other
countries, management adjustments were determined by calculating the impact of lower house prices on LTVs
and LGDs.

Other Post Model Adjustments mainly relate to the impact of model redevelopment or recalibration and periodic model assessment

procedures that have not been incorporated in the ECL models yet.

These result from both
regular model maintenance and ING’s multiyear program to update ECL models for the new definition of default.
These adjustments will be removed once updates to the models have been implemented.
Analysis on sensitivity (*)
The table below presents the analysis on the sensitivity of key forward-looking macroeconomic inputs used in the
ECL collective-assessment modelling process and the probability-weights applied to each of the three scenarios.
The countries included in the analysis are the most significant geographic regions, in terms of both gross
contribution to reportable ECL, and sensitivity of ECL to forward-looking macroeconomics. Accordingly, ING considers these portfolios to present the most significant risk of resulting in a material adjustment to the carrying amount of financial assets within the next financial

year.

ING also observes that, in general, the Wholesale
Banking business is more sensitive to the impact of forward-looking macroeconomic scenarios.
The purpose of the sensitivity analysis is to enable the

reader to understand the extent of the impact from the
upside and downside scenario on model-based

reportable ECL. The table does not include any management
adjustments, except for the overlay for time lag in defaults of € 394 million as at 31 December 2020. The current
sector based management adjustment as per 31 December 2021 is not included in the table, which mainly
explains the decreases in reportable amounts.
In the table below the Real GDP is presented in percentage year-on-year change, the unemployment in percentage of total labour force and the house price index (HPI) in percentage year-on year change.
Sensitivity analysis as at December 2021

(*)
2022 2023 2024
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.1 2.9 2.7
259 20%
307
Unemployment 3.2 2.9 2.9
HPI 23.3 10.9 0.9
Baseline Scenario

Real GDP 3.4 2.0 1.7
289 60% Unemployment 3.7 4.1 4.3
HPI 13.1 2.8 0.8
Downside scenario
Real GDP -1.5 1.2 0.7
411 20% Unemployment 5.6 6.8 7.8
HPI 0.3 -7.7 0.6
Germany
Upside scenario
Real GDP 6.2 3.1 1.6
457 20%
483
Unemployment 2.9 2.2 1.9
HPI 12.9 7.9 5.3
Baseline Scenario

Real GDP 4.0 2.3 1.4
475 60% Unemployment 3.4 3.1 3.1
HPI 10.4 4.6 1.9
Downside scenario
Real GDP -0.6 0.9 0.8
535 20% Unemployment 5.0 5.4 5.7
HPI 5.3 0.4 -2.1
Belgium
Upside scenario
Real GDP 4.6 2.5 2.0
364 20%
393
Unemployment 5.6 5.6 5.9
HPI 3.9 2.7 2.9
Baseline Scenario

Real GDP 3.1 2.0 1.8
383 60% Unemployment 6.1 6.3 6.3
HPI 3.0 2.3 2.3
Downside scenario
Real GDP -0.4 1.4 1.4
451 20% Unemployment 7.6 8.6 9.0
HPI 0.4 1.0 1.0
United States
Upside scenario
Real GDP 6.7 2.4 3.1
28 20%
75
Unemployment 3.5 2.5 2.4
HPI 10.4 8.1 8.7
Baseline Scenario

Real GDP 4.0 2.5 2.1
55 60% Unemployment 4.0 3.7 3.7
HPI 9.1 3.0 3.3
Downside scenario
Real GDP -0.7 1.1 0.3
183 20% Unemployment 6.5 7.4 8.0
HPI 5.3 -3.2 -3.0
1 Excluding management adjustments.
Sensitivity analysis as at December 2020 (*)
2021 2022 2023
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.3 3.3 2.8
383 20%
468
Unemployment 5.1 3.9 3.0
HPI 8.1 6.3 4.7
Baseline Scenario

Real GDP 2.8 2.9 1.9
441 60% Unemployment 5.8 5.2 4.7
HPI -1.9 -1.6 4.5
Downside scenario
Real GDP -4.9 4.8 1.4
636 20% Unemployment 7.7 7.8 7.9
HPI -12.3 -11.0 4.3
Germany
Upside scenario
Real GDP 7.6 3.3 1.5
504 20%
558
Unemployment 3.0 2.2 1.8
HPI 3.5 8.3 6.6
Baseline Scenario

Real GDP 3.9 3.4 1.6
541 60% Unemployment 4.1 3.5 3.5
HPI 0.4 4.8 3.1
Downside scenario
Real GDP -2.4 3.5 1.3
662 20% Unemployment 5.6 5.3 5.6
HPI -3.5 0.8 -0.9
Belgium
Upside scenario
Real GDP 6.9 3.3 2.4
494 20%
559
Unemployment 7.3 6.2 5.8
HPI -0.2 4.2 4.8
Baseline Scenario

Real GDP 4.5 3.3 2.3
540 60% Unemployment 7.5 6.3 6.3
HPI -1.7 3.5 3.8
Downside scenario
Real GDP -0.4 4.0 2.2
681 20% Unemployment 9.4 9.1 8.8
HPI -3.6 2.5 2.9
United States
Upside scenario
Real GDP 5.6 4.1 3.8
93 20%
189
Unemployment 5.0 3.0 1.9
HPI 6.2 9.4 9.3
Baseline Scenario

Real GDP 4.0 3.2 2.5
134 60% Unemployment 6.0 4.7 4.1
HPI 4.3 4.1 4.0
Downside scenario
Real GDP -6.3 6.8 1.9
448 20% Unemployment 8.5 7.9 7.6
HPI 1.2 -1.9 -2.3
1 Sensitivity does only include the effect of time lag overlay, other management adjustments are excluded.
When compared to the sensitivity analysis of 2020 the macroeconomic inputs for 2021 and 2022 are more
favourable, as at that time expectations around the possible consequences of the spread of the coronavirus were more pessimistic, especially with regard to house prices and the unemployment rates. The macroeconomic inputs used in the 2021 sensitivity analysis

reflect that, after declining sharply in 2020, a strong bounce back in macro-economic forecast has been realised in 2021 and is to a lesser extent also expected for 2022. Furthermore the widened dispersion around upside and downside scenarios

in 2021 is half of the size of that in 2020,
reflecting continuing but decreased short term uncertainty related to the impact of Covid-19 compared to a year ago.
The decrease in reportable ECL compared to 2020 is mainly caused the € 394 m Model Time lag Overlay that was included in the model ECL amounts as per December

2020, while current comparable Economic Sector based
management adjustment is not included in the December

2021 model ECL amounts. This due to the
improvement of the methodology applied to determine the adjustment, which is now recognised in addition to
the model ECL, and better reflects that the uncertainty is more prominent in specific sectors.
While the table above does give a high-level indication of the sensitivity of the outputs to the different scenarios,
it does not provide insight into the interdependencies and correlations between different macroeconomic variable inputs. On total ING level, the unweighted ECL for all collective provisioned clients in the upside scenario was € 2,126

million, in the baseline scenario €
2,294

million and in the downside scenario

€
2,964

million compared
to € 2,394

million reportable collective provisions as per 31 December 2021

(excluding all management
adjustments). This reconciles as follows to the reported ECL’s:
Reconciliation of model (reportable)

ECL to total ECL (*)
in EUR million 2021 2020
Total model ECL* 2,394 3,245
ECL from individually assessed impairments 2,342 2,323
ECL from management adjustments** 632 286
Total ECL 5,368 5,854
* The prior period has been updated to improve consistency and comparability
** The overlay of € 394 m as per 2020 is included in Total model ECL.
Criteria for identifying a significant increase in credit risk (SICR) (*)
All assets and off-balance sheet items that are in scope of IFRS 9 impairment and which are subject to collective
ECL assessment are allocated a 12-month ECL if deemed to belong in Stage 1, or a lifetime ECL if deemed to
belong in Stages 2 and 3. An asset belongs in Stage 2 if it is considered to have experienced a significant increase
in credit risk since initial origination or purchase. ING considers the credit risk of an asset to have significantly
increased when either a threshold for absolute change in lifetime probability of default (PD) or a relative change in lifetime PD is hit.
It should be noted that the lifetime PD thresholds are not the only drivers of stage allocation. An asset can also
change stages as a result of other triggers, such as having

over 30 days arrears, being on a Watch List or being
forborne. Refer to section 1.6.8 of Note 1 ‘Basis of preparation and significant accounting policies’ for an exhaustive list. Furthermore, this analysis is rudimentary in a sense that other parameters would change when an
asset changes stages.
Absolute lifetime PD threshold
The absolute threshold is a fixed value calibrated per portfolio/segment and provides a fixed threshold that, if exceeded by the difference between lifetime PD at reporting date and lifetime PD at origination, triggers Stage 2 classification. The thresholds for the absolute change in lifetime PD vary between 75bps for Retail portfolios,
100bps for Wholesale and 250bps for SMEs, based on the characteristics of the specific portfolio. ING is in the
process of refining the thresholds on a portfolio level, which has been implemented for a few Turkish, Polish and
German models and resulting in deviating absolute lifetime PD thresholds.
Relative Lifetime PD threshold
The relative threshold defines a relative increase of the lifetime PD beyond which a given facility is classified in
Stage 2 because of significant increase in credit risk. The relative threshold is dependent on the individual

PD
assigned to each facility at the moment of origination and a scaling factor calibrated in the model development phase that is optimised depending on the observed

default rates and overall average riskiness of the portfolio.
While the scaling factor is associated with a whole portfolio/segment, the PD at origination is facility-specific and, in this sense, the relative threshold may differ facility by facility.
Ultimately the relative threshold provides a criterion to assess whether the ratio (i.e. increase) between lifetime
PD at reporting date and lifetime PD at origination date is deemed a significant increase in credit risk.

If the
threshold is breached, SICR is identified and Stage 2 is assigned to the given facility.

The threshold for the relative change in lifetime PD is inversely correlated with the PD at origination; the higher the PD at origination, the lower the threshold. The logic behind this is to allow facilities originated in very
favourable ratings to downgrade for longer without the need of a Stage 2 classification. In fact, it is likely that said facilities will still be in favourable ratings even after a downgrade of a few notches. On the contrary, facilities originated in already unfavourable ratings grades are riskier and even a single-notch downgrade might represent a significant increase in credit risk and thus a tighter threshold will be in place. Still, the relative threshold is
relatively sensitive for investment grade assets while the absolute threshold primarily affects non-investment grade assets.
In the table below the average increase in PD at origination needed to be classified in

Stage 2 is reported, taking
into account the PD at origination of the facilities included in each combination of asset class and rating quality.
In terms of rating quality, assets are divided into “Investment grade” and “Non-investment grade” facilities.
Rating 18 and 19 are not included in the table since facilities are not originated in these ratings and they
constitute a staging trigger of their own (i.e. if a facility is ever to reach rating 18 or 19 at reporting date, it is classified in Stage 2). In the table values are weighted by IFRS 9 exposure and shown for both year-end 2020 and year end 2021.
In order to represent the thresholds as a ratio (i.e. how much should the PD at origination increase in relative
terms to trigger Stage 2 classification) the absolute threshold is recalculated as a relative threshold for disclosure purposes. Since breaching only relative or absolute threshold triggers Stage 2 classification, the minimum between the relative and recalculated absolute threshold is taken as value of reference for each facility.
Quantitative SICR thresholds

(*)
2021 2020
Average threshold ratio
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Asset class category
Mortgages 2.7 2.2 2.7 2.1
Consumer Lending 2.8 1.7 2.8 1.7
Business Lending 4.0 2.2 4.0 2.1
Governments and Fin. Institutions 7.9 2.2 7.7 2.0
Other Wholesale Banking 4.5 2.0 3.9 1.8
As it is apparent from the disclosures above, as per ING’s methodology, the threshold is tighter the higher the riskiness at origination of the assets, illustrated by the noticeable difference between the average threshold applied to investment grade facilities and non-investment grade facilities. In addition to the above, asset classes having usually more favourable ratings at origination (i.e. Central Governments and Financial Institutions) show an average threshold higher than the rest in investment grade assets. Changes in the threshold averages between the two reporting years can be caused by model updates (the staging parameters have been recalibrated) and/ or by changes in portfolio composition.
Sensitivity of ECL to PD lifetime PD thresholds
The setting of PD threshold bandings requires management judgement and is a key source of estimation uncertainty. On Group level, the total ECL collective-assessment for performing assets is € 1,003 million (2020:
€ 1,678

million) (without taking management adjustments into account).To demonstrate the sensitivity of the ECL
to these PD thresholds bandings, analysis was run on all

collectively-assessed assets, which assumed all assets
(Stage 1 and 2) were below the threshold and apportioned a 12-month

ECL. On the same asset base, analysis was
run which assumed all performing assets were above the threshold and apportioned a lifetime ECL. This gave rise
to hypothetical collective-assessment ECLs of € 634

million (2020: €
1,242

million) and €
2,232

million (2020:
€ 3,552

million) respectively. Please note that in this analysis all other ECL risk parameters (except for the stage)
were kept equal.
Market risk
Introduction (*)
Market risk is the risk that movements in market variables, such as interest rates, equity prices, foreign exchange rates, credit spreads and real estate prices negatively impact the bank’s earnings, capital, market value or liquidity position. Market risk either arises through positions in banking books or trading books. The banking
book positions are intended to be held for the long term (or until maturity) or for the purpose of hedging other
banking book positions. The trading book positions

are typically held with the intention of short-term trading or to hedge other positions in the trading book. This means

that financial instruments in the trading books should
be free of trade restrictions. Policies and processes are in place to monitor the inclusion of positions in either the
trading or banking book as well as to monitor the transfer of risk between the trading and banking books.

ING recognises the importance of sound market risk management and bases its market risk management framework on the need to identify, assess, control and manage market risks. The approach consists of a cycle of five recurring activities: risk identification, risk assessment, risk control, risk monitoring and risk reporting.
(*)
◾ Risk identification is a joint effort of the first and second lines of defence. The goal of risk identification is to detect potential new risks and any changes in known risks. See ‘Risk Governance’ for more on our three lines of defence governance model;
◾
Identified risks are assessed and measured by means of various risk metrics to determine the importance
of the risk to ING and subsequently to identify the control measures needed;
◾ Risk control measures used by ING include policies, procedures, minimum standards, limit frameworks, buffers and stress tests;

◾ Risk monitoring occurs to check if the implemented risk controls are executed, complied with across the organisation, and are effective; and
◾ Market risk management results and findings are reported to the necessary governing departments and approval bodies.
Governance (*)
A governance framework has been established defining specific roles and responsibilities of business management units, market risk management units, and internal approval bodies per activity.

Supervision of market risk falls under the responsibility of the EB/MBB and is delegated to the ALCO function,
where ALCO Bank is the highest approval authority and sets the market risk appetite. ALCO Bank monitors ING’s adherence to the risk appetite for market risk and sets additional limits where appropriate. These limits are cascaded through the organisation through lower level ALCOs. This ALCO structure facilitates top-down risk management, limit setting, and the monitoring and control of market risk.

The monitoring and control of market risk is the responsibility of the Financial Risk

(FR) department and Financial
Institutions – Financial Markets (FI-FM) Risk. FR and FI-FM Risk are the designated departments of the second line
of defence that report to the CRO function and are responsible for the design and execution of the bank’s market risk and counterparty credit risk management functions in support of the ALCO function. FR focuses on the
market risks in the banking books, whereas FI-FM Risk is responsible for counterparty credit risk and market risks resulting from the Financial Markets trading books. FR and FI-FM Risk are responsible for determining adequate policies and procedures for actively managing market risk in the banking and trading books and for monitoring
ING’s compliance with these guidelines.

FR and FI-FM Risk also maintain a limit framework in line with ING’s Risk Appetite Framework. The businesses are
responsible for adhering to the limits that are ultimately approved by the ALCO Bank. Limit excesses are reported to senior management on a timely basis and the business

is required to take appropriate actions based on
management decisions. To adhere to the established limit framework, ING implements hedging and risk mitigation strategies that range from the use of traditional market instruments, such as interest rate swaps, to more sophisticated hedging strategies to address a combination of risk factors arising at the portfolio level.

The organisational structure facilitates top-down risk management by recognising that risk taking and risk management to a large extent occur at the regional/local level. Bottom-up reporting from regional/local units to head office units allows each management level to fully assess the market risks relevant at the respective levels.
Several committees govern communication between the parties involved in market risk management, such as
MRMC (reporting to ALCO Bank)

and CTRC (reporting to GCTP).

The Market Risk Model Committee (MRMC) is the
dedicated authority within ING for the approval of all trading risk, counterparty credit risk and banking risk models, methodologies and related parameters. The Trading Pricing Model Committee (TPMC) approves pricing models for trading and banking books. Financial Risk and FI-FM

Risk departments provide systematic risk
reporting to the EB and MBB, the ALCO Bank and the senior executive management of related business functions.

The Trading and Banking Book Boundary Policy governs the boundary between trading books and banking books.
It defines the activities ING considers to be trading according to a regulatory definition and for own funds requirement purposes. Trading activity is systematically reviewed and positions are assessed against the mandates jointly by the first and second lines of defence. As specified in the framework, the transfer of risk or the transfer of positions between banking and trading books is in principle not allowed. In exceptional cases
when a re-designation is deemed necessary, the re-designation should be approved by ALCO.

The boundary
requirements for banking book and trading book instruments and risk transfer are detailed in the Trading and
Banking Book Boundary Policy.
The following sections

elaborate on the various elements of the risk management framework for:
◾ Market risk economic capital (trading and banking books);
◾ Market risks in banking books; and
◾ Market risks in trading books.
Market risk in banking books (*)
ING makes a distinction between the trading and banking (non-trading) books. Positions in banking books
originate from the market risks inherent in commercial products that are sold to clients, Group Treasury exposures, and from the investment of our own funds (core capital). Both the commercial products and the products used to hedge market risk exposures in these products are intended to be held until maturity, or at least for the long term.

Risk transfer (*)
An important element of the management of market risks in the banking book is the risk transfer process. In this
process the interest rate, FX, funding and liquidity risks are transferred from the commercial books through matched funding to Group Treasury,

where it is centrally managed. The scheme below presents the transfer and management process of market risks in the banking books:
Risk measurement (*)
The main concepts and metrics used for measuring market risk in the banking book are described below per risk
type.
Interest rate

risk in banking book (*)
Interest rate risk in the banking book is defined as the exposure of a bank’s earnings, capital, and market value to adverse movements in interest rates originated from positions in the banking book.
Governance (*)
The management of interest rate risk follows the Interest Rate Risk in the Banking Book (IRRBB) framework as approved by ALCO Bank. This framework describes roles, responsibilities, risk metrics, and the policies

and
procedures related to interest rate risk management. Furthermore ALCO Bank sets the risk appetite for interest rate risk, which is then translated into limits for the interest rate risk metrics.

As a result of this framework, ING centralises interest rate risk management from commercial books (that
capture the products sold to clients) to globally managed interest rate risk books. This enables a clear demarcation between commercial business results and results based on unhedged interest rate positions.

ING distinguishes between three types of activities that generate interest rate risk in the banking book:
◾ Investment of own funds;
◾ Commercial business; and
◾
Group Treasury exposures including strategic interest rate

positions.
Group Treasury is responsible for managing the investment of own funds (core capital). Capital is invested for longer periods to keep earnings stable. The main objective is to maximise the economic value of the book and to
generate adequate and stable annual earnings within the risk appetite boundaries set by ALCO Bank.
Commercial activities can result in linear interest rate risk, for example, when re-pricing causes the tenors of assets to differ from those of liabilities. Also, interest rate risk can arise from customer behaviour and/or convexity risk, depending on the nature of the underlying product characteristics. Customer behaviour risk is defined as the potential future value loss due to deviations in the actual behaviour of clients versus the modelled
behaviour towards the embedded options in commercial products. General sources of customer behaviour risk, amongst others, include the state of the economy, competition, changes in regulation, legislation and tax regime, and developments in the housing market. Since these risk factors cannot be (fully) mitigated, ING holds capital to be able to absorb possible losses as a result of unforeseen customer behaviour.
From an interest rate risk perspective, commercial activities can typically be divided into three main product types: savings and demand deposits, mortgages, and loans.
◾ Savings and demand deposits are generally invested to hedge their value and minimise the sensitivity of the margin to market interest rates. Interest rate

risk can arise when there is a lag between savings rate
adjustments and the adjustments experienced through market rates or when market rate changes cannot be passed on to clients. Interest rate risk is modelled based on the stability of the deposit and the
pass-through rate. This takes account of different elements, such as pricing strategies, volume developments and the level and shape of the yield curve.

Savings volumes are typically assumed to be
relatively stable and not sensitive to rate changes;
◾
Interest rate risk for mortgages arises through prepayment behaviour.

In modelling this risk, both
interest rate dependent pre-payments and constant prepayments are considered. Next to the dependence on interest rates, modelled prepayments may include other effects such as loan-to-value, seasonality and the reset date of the loan. In addition, the interest sensitivity of embedded offered rate
options is considered;

and

◾
Wholesale Banking loans typically do not experience

interest rate dependent prepayment behaviour;
these portfolios are match-funded taking the constant prepayment model into account.

They typically do
not contain significant convexity risk. Wholesale banking loans can have an all-in rate floor or a floor on a reference rate.
Customer behaviour in relation to mortgages, loans, savings and demand deposits is modelled, based on
extensive research. Per business unit and product type, exposures are typically segmented into different portfolios based on expected client behaviour. For each of the segments, model parameters for example for the pass-through rate and customer behaviour are determined based on historical data and expert opinion. Models are backtested and updated when deemed necessary in an annual procedure. Model parameters and the
resulting risk measures are approved by (local) ALCO.

Linear risk transfers take place from commercial business books to the treasury book (Group Treasury), if necessary, by using estimations of customer behaviour.

The originating commercial business is ultimately
responsible for estimating customer behaviour, leaving convexity risk and (unexpected) customer behaviour risk
with the commercial business. Risk measurement and the risk

transfer process take place monthly.

However, if
deemed necessary, additional risk transfers can take place, for instance due to volatile markets.

The commercial business manages the convexity risk that is the result of products that contain embedded options, like mortgages. Here the convexity risk is defined as the optionality effects in the value due to interest rate changes, excluding the first-order effects. In some cases, convexity risk is transferred from the commercial
books to treasury books using cap/floor contracts.
In the following sections, the interest rate risk exposures in the banking books are presented. ING uses risk measures based on both an earnings and a value perspective. Net interest income (NII)-at-risk is used to provide the earnings perspective and the net present value (NPV)-at-risk figures provide the value perspective. Please note that the expected interest rate risk coming forward from the business is assumed to be linearly hedged but no additional corrective management actions are taken into account in the NPV-at-Risk measure. In the NII-at-
Risk measure a more dynamic hedging process is taken into account.
During 2021, the following activities related to the risk measurement for IRRBB were performed:
◾ Annual review of the risk appetite for IRRBB includes further enhancement;
◾
More in-depth assessment of sub-risk types such as

tenor basis risk, vega optionality risk and a client
behaviour risk earnings and value metrics;
◾ Annual review of the interest rates scenarios used for calculating NII-at-Risk and NPV-at-Risk;
◾ Savings/ current account model updates and prepayment model updates for market developments;
◾
Specific Covid-19 related stress test;

and
◾ IRRBB related impact as part of firm-wide inflation risk stress test.
Net interest income (NII) at Risk

(*)
The NII-at-Risk measures the impact of changing interest rates on the forecasted net interest income (before tax)
of the banking book, excluding the impacts of credit spread sensitivity and fees. Future projected balance sheet
developments are included in this risk metric.
In its risk management ING monitors the NII-at-Risk under a three-year timeframe. Interest rates are stressed during the first year versus the prevailing curve, taking gradual changes over the first year. The rate changes
considered comprise both upward and downward scenarios, as well as parallel (equal movements across the yield curve) and non-parallel scenarios.

The impact of changing interest rates on ING’s NII is predominantly caused by the following factors:
◾ Change in returns of (re-)investments of client deposits;
◾ Change in deposits client rates (mainly savings), (partially) tracking changes in market interest rates;
◾ Change in funding profile of mortgages, due to less or more expected prepayments;
◾ Higher/Lower returns of (re-)investments of capital investments;
◾ Open interest rate positions, leading to changes in return because of different market rates.

For projecting the change in client deposits rates ING uses a client rate model that describes the relation to market interest rates and client deposits rates. The model is calibrated under a range of interest rate scenarios.
Per scenario the actual change in client deposits rate may deviate from this calibrated model.
For projecting the change in the funding profile of mortgages ING uses prepayment models for the various mortgage portfolios.

The NII-at-Risk figures in the tables below reflect a parallel, gradual interest rate movement (“ramped”) under the assumption of balance sheet developments in line with

the dynamic plan with a time horizon of one year.
NII-at-Risk banking books per business

- year one (*)
in EUR million 2021 2020
Ramped, unfloored Ramped, unfloored
parallel ▼ parallel ▲ parallel ▼ parallel ▲
By business
Wholesale Banking 46 -33 135 -83
Retail Banking Benelux

-122 132 -114 105
Retail Challengers & Growth Markets -93 75 -52 -14
Corporate Line Banking -58 58 -52 52
Total -226 232 -83 60
EUR ramped is at +/- 100bps in 1 year
USD ramped is at +/- 120bps in 1 year
The NII-at-Risk is primarily driven by the difference in sensitivity of client liabilities,

mainly savings, versus the
sensitivity of client assets and investments to rate changes. The investment of own funds only impacts the earnings sensitivity marginally, as only a relatively small part has to be (re)invested within the one-year horizon.
NII-at-Risk banking book per currency - year

one (*)
in EUR million 2021 2020
Ramped, unfloored Ramped, unfloored
parallel
▼
parallel
▲
parallel
▼
parallel
▲
By currency
Euro -181 179 -146 120
US Dollar -23 23 41 -36
Other -23 30 23 -25
Total -226 232 -83 60
EUR ramped is at +/- 100bps in 1 year
USD ramped is at +/- 120bps in 1 year
Per year-end 2021, the NII is projected to be higher when interest rate rise. In this scenario the one-year (re-)
investment returns are higher than the modelled increase in client deposits rates and modelled extra funding costs due to higher funding costs for mortgages.
The projected change in NII numbers in the tables above include projected changes in client deposits rates.
Without increasing client deposits rates the NII-at-Risk for the parallel ramped up scenario would be significantly higher, meaning that the actual client deposits rate tracking of market interest rates in such scenario is a key driver in the NII development of the bank.
The change in NII under a declining or upward interest rate scenario are not equal. This is primarily caused by
different expected reactions in prepayment behaviour of mortgages and different pricing developments of commercial loans and deposits products (mainly savings). This is caused by embedded options, explicit or implicit
pricing floors and other (assumed) pricing factors.
Year-on-year

variance analysis (*)
In 2021, interest rates remained at very low levels and for short tenors at even negative levels. Interest rates in the longer tenors increased towards the end of year. The change in NII sensitivity is driven by balance sheet developments, specifically in relation to mortgages and savings. The production of mortgages in the longer tenors in the Eurozone was significant. The increase in funds entrusted volume, the impact of explicit and implicit floors on savings rates in the Eurozone and savings model updates also had an impact on NII sensitivity. Models are reviewed and recalibrated annually to reflect actual client behavior accurately. The pre-existing hedges as
executed by Group Treasury were also adjusted during the year.

As Group Treasury is included in the Wholesale
Banking risk numbers, this adjustment changed the Wholesale Banking

NII-at-Risk. The total NII-at-Risk remains
relatively limited in comparison with ING’s total interest income.
Net Present Value (NPV) at

Risk (*)
NPV-at-Risk measures the impact of changing interest rates on the value of the positions in the Banking Book.
This does not include the positive earnings in our

commercial books. The NPV-at-Risk is defined as the outcome
of an instantaneous increase or decrease in interest rates from applying currency-specific scenarios. The NPV-at-
Risk asymmetry between the downward and upward shock is mainly caused by convexity risk in the mortgage and savings portfolio.
The full value impact cannot be directly linked to the financial position or profit or loss account, as fair value
movements in banking books are not necessarily reported through the profit or loss account or through other
comprehensive income (OCI). The changes in value are expected to materialize over time in the profit and loss account if interest rates develop according to forward rates throughout the remaining maturity of the portfolio.
NPV-at-Risk banking books

per business (*)
in EUR million 2021 2020
unfloored unfloored
parallel ▼ parallel ▲ parallel ▼ parallel ▲
By business
Wholesale Banking -1,477 1,444 -68 171
Retail Banking Benelux

-953 -202 -1,425 541
Retail Challengers & Growth Markets 832 -1,111 -506 -17
Corporate Line Banking 1,820 -1,712 1,946 -1,820
Total 223 -1,580 -54 -1,125
The prior period has been updated to improve consistency and comparability.
EUR +/- 100bp shock scenario

USD +/- 120bp shock scenario
Year-on-year

variance analysis

(*)
The change in NPV-at-Risk in segments Retail Benelux and Retail Challengers & Growth Markets was more or less off-set by an opposite NII-at-Risk change for Wholesale Banking. The NPV change for the Retail Business line was driven by increased production in fixed rate mortgages and the development of the savings and current account volumes combined with savings model updates. The resulting impact on retail sensitivity was hedged by Group
Treasury in line with the internal ALM practices. The Group Treasury exposure is reported under business line
Wholesale Banking. An important part of the overall NII sensitivity can be attributed to the Corporate Line, in
which core capital is invested strategically.
IBOR transition (*)
Interbank offered rates have been widely used as benchmarks to set interest rates across a broad range of financial products and contracts. In line with the recommendations from the Financial

Stability Board, a
fundamental review of these important interest rates benchmarks has been undertaken. While some interest benchmarks have been reformed, such as EURIBOR, others such as EONIA and LIBOR have or will be replaced by
risk-free rates (RFR) and discontinued.

The reform of EURIBOR was completed in 2019 and allows for the continued use in both existing and new contracts. In 2021, the Working Group on Euro Risk-Free Rates completed its work on developing recommended fallbacks for EURIBOR contracts based on €STR. These recommendations will be used to improve fallback language in EURIBOR contracts.
EONIA ceased to be published on 3 January 2022,

and is succeeded by €STR. EONIA and €STR are both overnight
rates and the spread between them was established and fixed in 2019. ING transitioned nearly all EONIA dependent products in the course of 2021, with only a limited number utilising the statutory fallback mechanism
put in place by the EU.

GBP,

CHF,

JPY,

and EUR LIBOR rates ceased on 31 December 2021, whereas

the most used USD LIBOR tenors will
continue to be published until the end of June 2023 to support legacy products.

The USD LIBOR extension was
seen as a welcome step given the range and volume of USD LIBOR contracts and has bought time for the market
to develop and assess the alternatives to USD LIBOR. The use of

USD LIBOR for new contracts is (subject to very
limited exceptions) no longer permitted.

During 2021, ING focused on the transition of EONIA and non-USD LIBOR contracts and conducting new business
using the recommended alternatives. This was supported by our investment in and ability to offer a wide range of products to our clients using alternative rates. In 2022, we will shift our focus to USD LIBOR, and expect to be
able to leverage the experience gained transitioning the other LIBOR rates.

To enable these changes, the financial sector has issued several guidance papers and other initiatives to help phase in key components of this transition. For example ISDA issued an IBOR fallback supplement to help ensure clear and agreed fallback rates apply on the discontinuation of key IBORs. For loans, various recommendations have been made to help drive the inclusion of consistent robust fallback provisions.

Public authorities have also recognised that certain contracts do not contain provisions for any alternatives, contain inappropriate alternatives, or cannot be renegotiated or amended prior to the expected cessation dates of the relevant benchmark rates (‘tough legacy’ contracts). In response, the European Commission has implemented legislation that gives the Commission the power to replace critical benchmarks if their termination
would significantly disrupt or otherwise affect the functioning of the financial markets in the EU. In addition, the
UK government has granted additional powers to the Financial Conduct Authority (FCA) to enable the temporary
publication of a ‘’synthetic’’ LIBOR using a different methodology and inputs. The FCA has used these powers to ensure 1-, 3- and 6-months GBP and JPY LIBOR settings continue to be available using a “synthetic” methodology
for a limited time to support legacy contracts. The FCA has not yet decided whether it will require the LIBOR benchmark administrator to publish synthetic USD LIBOR rates after June 2023.
At the beginning of 2021, ING Group had significant exposures to IBORs that either were discontinued at the end
of 2021 or will cease in the future. Due to the discontinuation of these interest rate benchmarks, ING Group, its
customers, and the financial services industry more widely has faced (and is still facing until the IBOR transition is
completed) a number of risks. These risks include legal risks, financial risks, operational risks, and conduct risk.
Legal risks are related to any required changes to documentation for new and existing transactions. Financial risks (predominantly limited to interest rate risk) as a consequence of changes in the valuation of financial instruments linked to such benchmarks and declining liquidity may impact a contract directly or the ability to
hedge the risks in that contract. Changes in valuation, interest calculation methodology or documentation may also result in complaints or litigation. Operational risks due to the requirement to adapt IT systems, trade reporting infrastructure and operational processes to the new benchmark rates. Conduct risk also plays a particular role in each benchmark transition. For example, the renegotiation of loan contracts requires active engagement from both parties or multiple parties in the case of syndicated loans, which is one of the key
challenges and may lead to negotiations and the required contractual updates occurring later than planned and concentrated in a period close to actual cessation, which has been the case for GBP LIBOR. ING will continue to
reach out to impacted clients in order to best support the relevant timelines and regulatory guidelines.
The ING IBOR programme has a robust governance in place, with progress being tracked by business line steering committees reporting into a central IBOR steering committee. The programme assesses and coordinates the actions necessary to manage the required changes to internal processes and systems, including pricing,

risk
management, legal documentation, hedge arrangements, as well as the impact on our customers. ING continues to monitor market developments, with a focus on USD market, to anticipate the impact on the program, our customers and any related risks.
During 2021, ING transitioned significant part of its non-derivative financial instruments linked to benchmarks
ceasing in 2021 to their designated replacement rates. The total of non-derivative financial assets linked to non-
USD LIBOR are reduced from EUR 8,004

million to EUR
765

million (
32

contracts remaining) and the non-
derivative financial liabilities linked to non-USD LIBOR reduced from EUR 1,078 million to EUR
23

million (
34
contracts remaining). The major part of the remaining non-derivative financial instruments ( 98%) is linked to USD
LIBOR that will cease at the end of June 2023. In addition,

ING reduced its committed undrawn credit facilities
linked to non-USD LIBOR from EUR 6,735

million to EUR
534

million (includes
15

contracts that are fully undrawn)
during 2021. The remaining non-derivative financial instruments linked to non-USD LIBORs will either transition
before the next interest rate reset date with only a limited number making use of synthetic LIBORs. Therefore the remaining exposure to non-USD LIBORs

is expected to reduce further during the first quarter of 2022.
The tables below summarize ING’s approximate exposures by significant benchmark rate,

excluding contracts
that will expire before transition is required. For all benchmarks except USD LIBOR the transition deadline has been taken as 31 December 2021. For USD LIBOR the transition date is 30 June 2023 as USD LIBOR will be
available to support existing contracts until that date. The 31 December 2021 table excludes exposures whose contractual terms were amended during 2021, including those where transition will occur in 2022 and prior to
the next interest rate reset date,

as well as contracts that mature in early 2022 to which no amendment is required.
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
in EUR million at 31 December 2021
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR 764 350
USD LIBOR 41,805 1,542 16,435
CHF LIBOR 1
JPY LIBOR
EUR LIBOR
EONIA 23 184
Total 42,570 1,565 16,969
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
in EUR million at 31 December 2020
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR 6,912 259 3,732
USD LIBOR 31,057 4,096 9,376
CHF LIBOR 345 42 321
JPY LIBOR 225 41 79
EUR LIBOR 422 8 2,564
EONIA 100 728 39
Total 39,061 5,173 16,111
Comparatives for non-derivative financial assets and liabilities have been updated to improve consistency and comparability with the current period disclosure.

ING has also completed the transition of a significant part of its derivative financial instruments linked to
benchmarks ceasing in 2021 to their designated replacement rates. In total, the derivative financial instruments linked to non-USD LIBOR were reduced from EUR 153,391

million to EUR
822

million (
19

contracts). The majority
of derivatives linked to non-USD LIBOR rates were transacted with clearing houses and transitioned through a standardized exercise to the designated replacement rates in December 2021. For non-centrally cleared derivatives the main transition occurred using the ISDA IBOR fallback arrangements. The remaining derivative financial instruments linked to non-USD LIBOR will either be transitioned before the next interest rate reset date or will make use of synthetic LIBORs. Therefore a rapid drop of the remaining exposures to non-USD LIBORs is expected at the beginning of the first quarter of 2022.
Derivative Financial instruments

to transition to alternative

benchmarks (*)
31 December 2021 31 December 2020
in EUR million
Nominal value Nominal value
By benchmark rate
1
GBP LIBOR 822 27,031
USD LIBOR 441,094 357,805
CHF LIBOR 9,710
JPY LIBOR 87,057
EONIA 29,593
Total 441,916 511,196
1 For cross currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING Group

.
Comparatives have been updated to improve consistency and comparability with the current period disclosure.
ING Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not included within the table above. However,
during 2021 ING transitioned those portions of Credit Support

Annex agreements linked to benchmarks ceasing
in 2021 to their designated replacement rates.
Given that IBOR reform may have various accounting implications, the International Accounting Standards Board
(IASB) has undertaken a two-phase project:

● Phase 1 addresses those issues that affect financial reporting before the replacement of an existing benchmark. Phase 1 amendments to IFRS were issued by the IASB in

2019 and were early adopted by ING
Group in the same year. This allows ING to apply a set of temporary exceptions to continue hedge accounting even when there is uncertainty about contractual cash flows arising from the reform. Under these temporary exceptions, interbank offered rates are assumed to continue unaltered for the purposes of hedge accounting until such time as the uncertainty is resolved.
● Phase 2 focuses on issues that may affect financial reporting when the existing benchmark rate is reformed or replaced. Phase 2 amendments to IFRS were issued by the IASB in

2020 and became effective in 2021.
Phase 2 amendments to IFRS relate mainly to accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities due to the IBOR reform and impact on hedge accounting when an existing benchmark rate is reformed or replaced with an alternative risk-free rate. Refer to section 1.4.1 of Note 1 ‘Basis of preparation and significant accounting policies’ of the financial
statements.
As explained above, Phase 1 and Phase 2 IBOR amendments

to IFRS, amongst other changes, provide specific
hedge accounting reliefs that allow hedge accounting relationships to continue when IBOR Reform is ongoing.
Phase 1 reliefs cease to apply when uncertainty arising from IBOR Reform is no longer present with respect to the timing and amount of the IBOR-based cash flows of the

relevant instruments. It is ING Group’s policy to cease to
apply Phase 1 reliefs when the applicable contract (either hedging instrument or hedged item) is actually modified. During 2021, ING transitioned significant part of

its financial instruments (designated in hedge
accounting relationships) linked to benchmarks ceasing in 2021. As a result, for these hedge accounting relationships the applicable Phase 1 reliefs ceased to apply and Phase 2 became applicable. For USD LIBOR, and
although the administrator of LIBOR confirmed on 5 March 2021 its plans for the cessation of USD LIBOR rates at
the end of June 2023, there is still uncertainty with respect to the timing of the transition as well as the transition
strategy for individual hedged items and/or hedging instruments linked to USD LIBOR. Therefore, for USD LIBOR financial instruments designated in hedge accounting the applicable Phase

1 reliefs will continue to apply until
the relevant contract is modified. At that point in time, Phase 2 reliefs will become applicable.
Foreign exchange (FX) risk in banking books (*)
FX exposures in banking books result from core banking business activities (business units doing business in
currencies other than their base currency), foreign currency investments in subsidiaries (including realised net
profit and loss), and strategic equity stakes in foreign currencies. The policy regarding these exposures is briefly explained below.
Governance – Core banking business (*)

Every business unit hedges the FX risk resulting from core banking business activities into its base currency.
Consequently, assets and liabilities are matched in terms of currency.

Governance – FX translation result (*)

ING’s strategy is to protect the CET1 ratio against

adverse impact from FX rate fluctuations, whilst limiting the volatility in the profit and loss account due to this CET1 hedging.

Therefore, hedge accounting is applied to the
largest extent possible. Taking this into account, the CET1 ratio hedge can be achieved by deliberately taking foreign currency positions equal to certain target positions, such that the CET1 capital and risk-weighted assets are equally sensitive in relative terms to changing FX rates. For a selection of emerging market currencies ING decided not to enter into foreign currency hedges as allowed under the policy.

Risk profile – FX translation result (*)

The following table presents the currency exposures in the banking books for the most important currencies for the FX translation result. Positive figures indicate long positions in the respective currency. As a result of the strategy to hedge the CET1 ratio an open structural FX exposure exists.

In order to measure the sensitivity of the CET1 ratio against FX rate fluctuations, an Historical Value at Risk approach is used. It measures the drop in the CET1 ratio based on historical FX rates. The impact is taken into account under the Solvency RAS.
EBA Structural FX Guidelines
The EBA guidelines on structural FX positions become effective in 2022. These guidelines aim to harmonize the
implementation and treatment of structural FX positions, which may be excluded from the calculation of net open currency positions under CRR article 352(2) subject

to permission by the competent authorities. The
implementation of these guidelines is expected to have limited impact on the existing management of structural
FX positions of ING Group and its CET1 Ratio.
Foreign currency exposures

banking books (*)
in EUR million Foreign Investments Hedges Net exposures
2021 2020 2021 2020 2021 2020
US Dollar 1 8,218 7,126 -99 -10 8,119 7,117
Pound Sterling 1,593 1,285 1,592 1,285
Polish Zloty 2,761 2,631 -142 -369 2,620 2,262
Australian Dollar 3,774 3,544 -2,511 -2,269 1,263 1,275
Turkish Lira 729 1,078 729 1,078
Chinese Yuan 1,976 1,912 -107 1,869 1,912
Russian Rouble 256 344 -174 -126 82 218
Other currency 5,860 5,992 -3,453 -3,456 2,407 2,536
Total 25,167 23,913 -6,486 -6,231 18,681 17,683
1

US Dollar net exposure move is mainly driven by EURUSD FX rate.
Equity price risk in banking books (*)
Governance (*)
ING maintains a strategic portfolio with substantial equity exposure in its banking books. Local offices are responsible for the management of the equity investment positions. Financial Risk is responsible for monitoring
the regulatory capital for equity investments on a monthly basis and acts independently from ING / local management when monitoring these positions.

Risk Profile

(*)
Equity price risk arises from the possibility that an equity security’s price will fluctuate, affecting the values

of the
equity security itself as well as other instruments whose

value react similarly to the particular security, a defined
basket of securities, or a securities index. ING’s equity exposure mainly consists of the investments in associates and joint ventures of EUR 1,587

million (2020: EUR
1,475

million) and equity securities held at fair value through
other comprehensive income (FVOCI) of EUR 2,457

million (2020: EUR
1,862

million). The value of equity
securities held at FVOCI is directly linked to equity security prices with increases/decreases being recognised in
the revaluation reserve. Investments in associates and joint ventures are measured in accordance with the equity method of accounting and the balance sheet value is therefore not directly linked to equity security prices.
Year-on-year

variance analysis (*)
In 2021, the revaluation reserve equity securities increased by EUR 101 million from EUR
1,181

million to EUR
1,282

million. In 2021, the equity securities at fair value through OCI increased by EUR
595

million mainly due to
new investments in HQLA eligible equity instruments.
Revaluation reserve equity securities

at fair value through other comprehensive

income (*)
in EUR million 2021 2020
Positive re-measurement 1,291 1,201
Negative re-measurement -9 -20
Total 1,282 1,181
Market risk in trading books (*)
Within the trading portfolios, the positions are maintained in the financial markets. These positions are often a
result of transactions with clients and may benefit from short-term price movements. In 2021, ING continued its strategy of undertaking trading activities to develop its client-driven franchise and deliver a differentiating experience by offering multiple market and trading products.
Governance

(*)
The Financial Markets Risk Committee (FMRC) is the market risk committee that, within the risk appetite set by the ALCO Bank, sets market risk limits both on an aggregated level and on a desk level, and approves new products. FI-FM Risk advises both FMRC and ALCO Bank on

the market risk appetite of trading activities.
With respect to the trading portfolios, FI-FM Risk focuses on the management of market risks of Wholesale
Banking (mainly Financial Markets) as this is the only business line within ING where trading activities take place.
Trading activities include facilitation of client business and market making. FI-FM Risk is responsible for the development and implementation of trading risk policies and risk measurement methodologies,

and for reporting
and monitoring risk exposures against approved trading limits. FI-FM Risk also reviews trading mandates and global limits, and performs the gatekeeper role in the product review process. The management of market risk in trading portfolios is performed at various organisational levels. The FI-FM Risk Management Framework defines policies and procedures for the overall management of trading books. Trading activity is systematically reviewed and positions against the mandates are assessed jointly by the first and second lines of defence.
Risk measurement (*)
ING uses a comprehensive set of methodologies and techniques to measure market risk in trading books: Value
at Risk (VaR) and Stressed Value at Risk (SVaR),

Incremental Risk Charge (IRC), and Event Risk (stress testing).
Systematic validation processes are in place to validate the accuracy and internal consistency of data and parameters used for the internal models and modelling processes.
Value at Risk (*)
FI-FM Risk uses the historical simulation VaR methodology (HVaR) as its primary risk measure. The HVaR for market risk quantifies, with a one-sided confidence level of 99%, the maximum overnight loss that could occur in
the trading portfolio of ING due to changes in risk factors (e.g. interest rates, equity prices, foreign exchange rates, credit spreads, implied volatilities) if positions remain unchanged for a time period of one day. Next to
general market movements in these risk factors, HVaR also takes into account market data movements for
specific moves in e.g. the underlying issuer of securities.

A single model that diversifies general and specific risk is used. In general, a full revaluation approach is applied, and for a limited number of linear trading positions

and
risk factors in commodity and equity risk classes a sensitivity-based approach is applied.

The potential impact of
historical market movements on today’s portfolio is estimated, based on equally weighted observed market movements of the previous year (260 days). When simulating potential movements in risk factors, depending on the risk factor type, either an absolute or a relative shift is used. The data used in the computations is updated
daily. ING uses HVaR with a one-day horizon for internal risk measurement, management control, and backtesting, and HVaR with a ten-day horizon for determining regulatory capital. To compute HVaR with a ten-
day horizon the one-day risk factor shifts are scaled by the square root of ten and then used as an input for the
revaluation. The same model is used for all legal entities within ING with market risk exposure in the trading portfolio.

Limitations (*)
HVaR has some limitations: HVaR uses historical data to forecast future price behaviour,

but future price
behaviour could differ substantially from past behaviour.

Moreover, the use of a one-day holding period (or ten
days for regulatory capital calculations) assumes that all positions in the portfolio can be liquidated or hedged in one day. In periods of illiquidity or market events, this assumption may not hold. Also, the use of a 99%
confidence level means that HVaR does not take into account any losses that occur beyond this confidence level.
Backtesting (*)
Backtesting is a technique for the ongoing monitoring of the plausibility of the HVaR model in use. Although
HVaR models estimate potential future trading results, estimates are based on historical market data. In a backtest, the actual daily trading result (excluding fees and commissions) is compared with the one-day HVaR. In addition to using actual results for backtesting, ING also uses hypothetical results, which exclude the effects of
intraday trading, fees, and commissions. When an actual or a hypothetical loss exceeds the HVaR, an ‘outlier’
occurs. Based on ING’s one-sided confidence level of 99%, an outlier is expected once in every 100 business days.
On an overall level in 2021, there were five outliers for hypothetical P&L and 0 outliers for actual P&L. The outliers occurred by the market movements for that, ING Group is in the Yellow zone and as a result the regulatory capital multiplier has changed from 3.75 to 4.15. In general, ING reports backtesting results on a quarterly basis to the ECB.
Stressed HVaR (*)
The Stressed HVaR (SVaR) is intended to replicate the HVaR

calculation that would be generated on the bank’s
current portfolio with

inputs calibrated to the historical data from a continuous 12-month period of significant financial stress relevant to the bank’s portfolio. To

calculate SVaR, ING uses the same model that is used for
1DHVaR, with a ten-day horizon. The data for the historical stress period used currently includes the height of the credit crisis around the fall of Lehman Brothers, and this choice is reviewed regularly. The historical data period is chosen so that it gives the worst scenario loss estimates for the current portfolio. The same SVaR model is used for management purposes and for regulatory purposes. The same SVaR model is used for all legal entities within
ING with market risk exposure in the trading portfolio.

Incremental risk charge (*)
The Incremental risk charge (IRC) for ING is an estimate of the default and migration risks for credit products
(excluding securitisations) in the trading book, over a one-year capital horizon, with a 99.9% confidence level.

The
same IRC model is used for all legal entities within ING with market risk exposure in the trading portfolio. Trading positions (excluding securitisations) of ING, which are subject to specific interest rate risk included in the internal
model approach for market risk regulatory capital, are in scope of the IRC model. By model choice, equity is excluded from the model. For the calculation of IRC, ING performs a Monte-Carlo simulation based on a Gaussian
copula model. The asset correlations used in the Gaussian

copula model are determined using the IRB correlation
formula. The rating change is simulated for all issuers over the different liquidity horizons (i.e. time required to liquidate the position or hedge all significant risks) within one year. Movements across different rating categories and probabilities of default are governed by a credit-rating transition matrix. An external transition matrix is obtained from Standard & Poor’s (S&P). The financial impact is then determined for the simulated migration to default, or for the simulated migration to a different rating category,

based on LGD or credit spread changes,
respectively.

The liquidity horizon has been set to the regulatory minimum of three months for all positions in scope. ING
reviews the liquidity horizons on a yearly basis based on a structured assessment of the time it takes to liquidate
the positions in the trading portfolio.

ING periodically assesses the compliance of the IRC model

with regulatory requirements by performing gap
analyses, substantiating the modelling choices, and quantifying the impact of alternative approaches.

Stress testing and event risk (*)
Stress testing and event risk are valuable risk management tools. In addition to the bank-wide stress test framework as described in the stress-testing section, FI-FM Risk performs additional assessments, specific to the
Trading Book, with various frequencies: sensitivity analyses (single-risk factor and multi-risk factor), ad-hoc stress tests (e.g. Covid-19 scenarios) and structured stressed scenario tests under the event risk framework - to monitor market risks under extreme market conditions. Event risk is calculated because HVaR in general does not produce an estimate of the potential losses that can occur as a result of extreme market movements, i.e. beyond the confidence level. Event risk evaluates the bank’s financial stability under severe but plausible stress scenarios and assists in decision-making aimed at maintaining a financially healthy going-concern institution after a severe
event occurs. Event risk is based on historical as well as hypothetical extreme scenarios. The result is an estimate of the profit and loss caused by a potential event and its worldwide impact for ING. As with HVaR, the risk
appetite for event risk is limited to ALCO Bank.

ING’s event risk policy is based on a large set of possible stress scenarios per risk type. In stress scenarios, shocks are applied to prices (credit spreads, interest rates, equity, commodities, and FX rates) and volatilities. Depending on the type of the stress test, additional scenario assumptions can be made, for example on correlations,
dividends, or recovery rates. For equity products, for example, both a crisis scenario (prices decrease) as well as a bull scenario (prices increase) are assumed. Scenarios

are calculated based on events happening independently,
jointly by region, or in all countries simultaneously. This way, for each risk type, a large set of scenarios is calculated. The worst scenarios per market are combined across markets by assessing both independent events per market, and the worst events happening in all markets at the same time.
Sensitivities (*)
As part of the risk monitoring framework, FI-FM Risk actively monitors the daily changes of sensitivities of the
trading portfolios. Sensitivities measure the impact of movements in individual market risk factors (foreign
exchange rates, interest rates, credit

spreads, equity, and commodity prices) on profit and loss results of the trading positions and portfolios.

The following tables show the five largest trading positions in terms of sensitivities to foreign exchange, interest rate and credit spread risk factor movements. These largest exposures also reflect concentrations of risk in FX risk per currency, interest rate

risk per currency, and credit spread risk per country, rating and sector.

Due to the
nature of the trading portfolios, positions in the portfolios can change significantly from day to day, and sensitivities of the portfolios can change daily accordingly.
Most important foreign exchange

year-end trading positions (*)
in EUR million 2021 2020
Foreign exchange Foreign exchange
US Dollar -160
US Dollar

203
Taiwan Dollar 42 Chinese Yuan Renminbi -63
Romanian Leu 32 Japanese Yen -44
Japanese Yen 27 Great-Britain Pound -37
South Korean Won -24 Romanian Leu -16
Most important interest

rate and credit spread

sensitivities at year-end (*)
in EUR thousand 2021 2020
Interest Rate (BPV)

1
Interest Rate (BPV)

1
Euro -501 Euro -787
US Dollar 185 US Dollar -319
British Pound -75 Great-Britain Pound -120
Taiwan Dollar 73 Russian Ruble -86
Japanese Yen -57 Australian Dollar -64
Credit Spread (CSO1)

2
Credit Spread (CSO1)

2
Netherlands 535 Germany 134
Germany 408 Republic of Korea -129
United States 171 United States 118
France 112 Belgium 115
China 110 Netherlands 50
1

Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include
commodity risk in banking books.
2

Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.
Credit spread sensitivities per risk class and sector

at year-end (*)
2021 2020
in EUR thousand Corporate
Financial
Institutions
Corporate
Financial
Institutions
Credit Spread (CSO1)

1
Risk classes
1 (AAA) -5 4 -4
2–4 (AA) -7 18 2 -120
5–7 (A) 141 578 80 -14
8–10 (BBB) 204 12 301 -14
11–13 (BB) 40 -1 55
14–16 (B) 52 -6 18 -6
17–22 (CCC and NPL) -6 -12 2
Not rated 1
Total 424 584 462 -158
1 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.
Funding and liquidity risk (*)
Introduction (*)
Funding and liquidity (F&L) risk is the risk

that ING or one of its subsidiaries cannot meet its

financial liabilities
when they are due at reasonable cost and in a timely manner. ING incorporates funding and liquidity management in its business strategy and has established

a funding and liquidity risk framework to manage risks
within pre-defined boundaries.

A high-level overview of the F&L framework is provided in the next figure.
Governance (*)
Funding and liquidity risk management within ING

falls under the supervision of the ALCO Bank function

that
approves the funding and liquidity risk appetite and subsequently cascades it throughout the organisation. ALCO
Bank has delegated the responsibilities concerning the Internal Capital and Liquidity

Adequacy Assessment
Process (ICLAAP) and documents, as per the ICLAAP

framework of ING, to the ICLAAP Committee. The ICLAAP
Committee therefore focuses on technical liquidity documents and oversees business processes and deliverables concerning ILAAP.

The EB, MBB, staff departments from the CRO and CFO domain as well as Group Treasury have oversight of and are responsible for managing funding and liquidity risks.
ING’s funding and liquidity risk governance is based on the three lines of defence structure to ensure a clear division of responsibilities as well as an independent risk

control challenging process.

Group Treasury and the business lines have the first line of defence functions. Group Treasury’s main responsibility is to manage ING’s (regulatory) liquidity and funding position by executing ING’s funding plan, maintaining access to both the short-

and the long-term professional funding markets and managing the liquidity buffer.

Business lines are responsible for managing the funding and

liquidity positions from the originated
business, a large part of which is replicated with Group Treasury.
At the second line of defence,

Financial Risk is responsible for developing and maintaining ING’s policies, standards and guidelines on F&L risk management as well as for setting the F&L risk appetite. Furthermore,

the
Financial Risk function measures funding and liquidity

risks, executes stress testing, provides management
information and controls the liquidity and funding requirements on commercial products. The Finance function is
responsible for management information and regulatory reporting related to funding and liquidity risk management.
For the third line of defence Corporate Audit Services is responsible for independently assessing the design,
effectiveness and implementation of the funding and liquidity framework.
Funding and liquidity management strategy and objectives (*)
The main objective of ING’s funding and liquidity risk management is to maintain sufficient liquidity to fund the
commercial activities of ING both under normal and stressed market circumstances across various territories, currencies and tenors. This requires a diversified funding structure considering relevant opportunities and constraints.

ING’s funding consists mainly of retail and corporate deposits contributing around 50 percent and 20 percent of total funding respectively. These funding sources provide a relatively stable funding base. The remainder of the required funding is attracted primarily through a combination of long-term and short-term professional funding.
Group Treasury manages the professional funding in line with the F&L risk appetite to ensure a sufficiently diversified and stable funding base.
(*)
2021 2020
Funding type
Customer deposits (retail) 51% 52%
Customer deposits (corporate) 21% 20%
Interbank 9% 9%
Lending/repurchase agreements 5% 6%
CD/CP 3% 2%
Long-term senior debt 8% 9%
Subordinated debt 2% 2%
Total 100% 100%
1

Liabilities excluding trading securities and IFRS equity
ING’s long-term professional funding is well diversified across maturities and currencies. The main part of it is
EUR and USD denominated which is in line with the

currency composition of customer lending. Differently than
last year, the amounts in the tables below exclude Tier 1 instruments. To enable comparability with last year,
these instruments have also been excluded from the table below with the situation per end of 2020.
ING Group long-term debt maturity profile

by currency at year-end 2021 (*)
in EUR billion (nominal amounts) 2022 2023 2024 2025 2026 2027
Beyond
2027
Total
Currency
EUR 7 5 1 5 3 2 29 52
USD 4 3 1 2 3 5 18
Other 1 1 2 3 8
Total 11 9 3 6 7 5 38 78
ING Group long-term debt maturity profile

by currency at year-end 2020 (*)

in EUR billion (nominal amounts) 2021 2022 2023 2024 2025 2026
Beyond
2026
Total
Currency
EUR 8 7 5 1 4 5 23 53
USD 2 3 2 1 2 5 16
Other 2 1 1 1 1 1 8
Total 13 12 9 3 4 8 29 77
Amounts adjusted to exclude Tier 1 instruments.
Funding and liquidity adequacy and risk appetite (*)
ING distinguishes between several key drivers of future liquidity and funding needs:
◾ Refinancing needs resulting from maturing debt and asset growth;
◾ Current and future regulatory requirements;
◾ Risk appetite statements set by ING’s funding and liquidity risk function;
◾
The outcomes of various stress tests;

◾
Ability to distribute and transfer

liquidity across the Group.
Taking into consideration the abovementioned factors, ING regularly assesses its current and future liquidity adequacy and, if deemed necessary, takes steps to further improve ING’s liquidity position and to ensure sufficient counterbalancing capacity. A Liquidity Adequacy Statement is formulated at least quarterly to substantiate and reflect the management’s view on the current funding and liquidity position as well as the potential future challenges. The quarterly adequacy statement is an important part of ING’s ILAAP process.

ING assesses its F&L adequacy through three lenses – stress, sustainable and regulatory:
◾ ING evaluates its ability to withstand a period of prolonged F&L stress (idiosyncratic, market-wide and combined – idiosyncratic plus market-wide) which is characterised by customer deposit outflows, deterioration of funding markets access and lower liquidity value of the counterbalancing capacity;

◾ ING assesses the extent to which its customers, professional counterparties and investors are comfortable with extending funding in tenors, currencies and instruments necessary to sustainably fund ING under a
going-concern situation;
◾ ING manages its position to meet current and future regulatory requirements.
For each lens, ING has established a related set of risk appetite statements which define ING’s risk appetite commensurate with the principles of liquidity adequacy. These risk appetite statements are summarised in the next graph.
The F&L risk appetite statements are translated into a number of metrics with appropriate boundaries and instruments which are used to measure and manage ING’s funding and liquidity risk.
The risk appetite with respect to the stress lens is set to ensure there is sufficient counterbalancing capacity under various internally defined stress scenarios. Regarding the sustainability perspective, an internally defined stable funding to loans (SFtL) ratio (supplemented by other metrics) is used to ensure a diversified funding base
and to prevent overreliance on professional funding. Finally, the liquidity coverage ratio (LCR) and the NSFR regulatory metrics are monitored in terms of both ING’s risk appetite and regulatory requirements.

The LCR compares the volume of available high-quality liquid assets (HQLA)

to net outflows (outflows minus
inflows) over a 30-day stress scenario defined by the regulator. ING’s liquidity buffer forms a part of the
counterbalancing capacity which serves as a liquidity cushion under normal and stressed conditions.

The liquidity buffer consists mainly of high grade Level 1 assets, such as government and central bank assets.
Only assets that are freely available (not pledged under existing contracts) for liquidity purposes are included in the buffer.

The size and composition of the liquidity buffer are driven by ING’s internal risk appetite limits as well as by regulatory requirements.

The macroeconomic and market environment are also important considerations in ING’s funding and liquidity framework.

The macroeconomic environment comprises various exogenous factors over which ING has no control, but which may have a material impact on ING’s F&L position. The main macroeconomic factors analysed on a regular basis include:

◾
Global and local economic performance: e.g. shifts in

GDP,

inflation rate, unemployment rates and public
deficit/surplus;
◾ Changing geopolitical trends;
◾ Monetary policy with a focus on the unconventional monetary measures employed by central banks in recent years including the measures taken since the start of the Covid-19 crisis;

and
◾ Regulatory requirements: e.g. understanding the changing regulatory landscape as well as the impact of
ING’s actions on existing regulatory boundaries.
The strategic ambitions of ING, together with the design and execution of the funding plan,

are assessed under
both current and projected market conditions. Key emphasis is placed on understanding overall market trends and developments, credit rating changes and peer comparison.
Liquidity stress testing (*)
Funding and liquidity stress testing forms part of the overall F&L framework. It allows ING to examine the effects of severe but plausible future events on ING’s liquidity position and provides insight into which entities, business lines or portfolios are vulnerable to which types of risk or scenarios.
The stress testing framework encompasses the funding and liquidity risks of the consolidated balance sheet of
ING Group including all entities, business lines as well as

on- and off-balance sheet positions. The net liquidity
position is the main stress testing measure, capturing the liquidity position after stressed net outflows, and is
measured at different time buckets. The net liquidity position is impacted differently under specific F&L stress scenarios and parameterisation.

The stress testing framework considers idiosyncratic, market-wide and combined (idiosyncratic and market-wide)
stress scenarios. Moreover, it differentiates

between stress events that develop in a gradual and in a fast manner, allowing ING to assess the net liquidity position at different time horizons. The design of the framework is based on empirical evidence supplemented by expert judgment.

The framework can be extended to additional
ad hoc scenarios. For example, it can be used as input for firm-wide stress testing and reverse stress testing.

The outcomes of the stress testing are taken into account in all the key aspects of ING’s F&L risk framework and
F&L risk management:

◾ Risk Appetite Framework (through risk appetite statements);
◾ Risk identification and assessment;
◾ Monitoring of the liquidity and funding position;
◾ Business actions (if needed);
◾
Contingency funding plan; and

◾
Early warning indicators.

The funding and liquidity stress testing framework is also subject to regular internal validation by model validation.
In line with supervisory expectations, ING’s liquidity position is stress tested at least monthly using scenarios that are part of the F&L risk appetite statement. In addition, the results of all internal stress scenarios are monitored and assessed on a regular basis. They also serve as

input in the decision on additional

contingency measures.
Contingent F&L risks are addressed in the Contingency Funding Plan with a focus on early warning indicators as
well as organisation and planning of liquidity management in times of stress. The contingency funding measures
are developed in conjunction with the ING Recovery Plan and are tested on a regular basis.